UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21719
INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:

WCM Focused
International Growth Fund
Investor Class/WCMRX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the WCM Focused International Growth Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMRX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Growth Fund (Investor Class/WCMRX)	$69	1.30%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$22,498,304,292
Total number of portfolio holdings	40
Portfolio turnover rate as of the end of the reporting period	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Siemens Energy A.G.	7.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.7%
Seagate Technology Holdings PLC	5.9%
Rolls-Royce Holdings PLC	5.1%
ASML Holding N.V.	4.7%
SK hynix, Inc.	4.7%
Sea Ltd. - ADR	3.6%
Philip Morris International, Inc.	3.4%
Safran S.A.	3.3%
BAE Systems PLC	3.3%
Sector Allocation
Country Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMRX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM Focused International Growth Fund - Investor Class

WCM Focused
International Growth Fund
Institutional Class/WCMIX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the WCM Focused International Growth Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMIX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Growth Fund (Institutional Class/WCMIX)	$56	1.05%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$22,498,304,292
Total number of portfolio holdings	40
Portfolio turnover rate as of the end of the reporting period	26%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Siemens Energy A.G.	7.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	7.7%
Seagate Technology Holdings PLC	5.9%
Rolls-Royce Holdings PLC	5.1%
ASML Holding N.V.	4.7%
SK hynix, Inc.	4.7%
Sea Ltd. - ADR	3.6%
Philip Morris International, Inc.	3.4%
Safran S.A.	3.3%
BAE Systems PLC	3.3%
Sector Allocation
Country Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMIX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM Focused International Growth Fund - Institutional Class

WCM Focused
Emerging Markets Fund
Investor Class/WFEMX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the WCM Focused Emerging Markets Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.wcminvest.com/fund/WFEMX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused Emerging Markets Fund (Investor Class/WFEMX)	$85	1.50%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,095,988,609
Total number of portfolio holdings	54
Portfolio turnover rate as of the end of the reporting period	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	17.2%
Samsung Electronics Co., Ltd.	6.2%
SK hynix, Inc.	4.6%
SK Square Co., Ltd.	3.8%
MediaTek, Inc.	3.4%
Piraeus Bank S.A.	2.9%
Credicorp Ltd.	2.8%
Tencent Holdings, Ltd.	2.7%
Samsung Electronics Co., Ltd.	2.6%
Jiangsu Zhongtian Technology Co., Ltd. - Class A	2.4%
Sector Allocation
Country Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WFEMX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM Focused Emerging Markets Fund - Investor Class

WCM Focused
Emerging Markets Fund
Institutional Class/WCMEX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the WCM Focused Emerging Markets Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMEX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused Emerging Markets Fund (Institutional Class/WCMEX)	$71	1.25%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,095,988,609
Total number of portfolio holdings	54
Portfolio turnover rate as of the end of the reporting period	42%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	17.2%
Samsung Electronics Co., Ltd.	6.2%
SK hynix, Inc.	4.6%
SK Square Co., Ltd.	3.8%
MediaTek, Inc.	3.4%
Piraeus Bank S.A.	2.9%
Credicorp Ltd.	2.8%
Tencent Holdings, Ltd.	2.7%
Samsung Electronics Co., Ltd.	2.6%
Jiangsu Zhongtian Technology Co., Ltd. - Class A	2.4%
Sector Allocation
Country Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMEX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM Focused Emerging Markets Fund - Institutional Class

WCM International
Small Cap Growth Fund
Institutional Class/WCMSX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the WCM International Small Cap Growth Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMSX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM International Small Cap Growth Fund (Institutional Class/WCMSX)	$66	1.26%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$249,183,252
Total number of portfolio holdings	79
Portfolio turnover rate as of the end of the reporting period	84%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
AEM Holdings Ltd.	4.8%
5N Plus, Inc.	3.3%
Lottomatica Group Spa	3.0%
AT&S Austria Technologie & Systemtechnik A.G.	2.9%
Allegro.eu S.A.	2.6%
Definity Financial Corp.	2.1%
Nordex S.E.	2.1%
Topoint Technology Co., Ltd.	2.0%
AIXTRON S.E.	2.0%
Embraer S.A.	1.9%
Sector Allocation
Country Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMSX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM International Small Cap Growth Fund - Institutional Class

WCM Small Cap Growth Fund
Investor Class/WCMNX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the WCM Small Cap Growth Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMNX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Small Cap Growth Fund (Investor Class/WCMNX)	$67	1.24%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$56,554,335
Total number of portfolio holdings	76
Portfolio turnover rate as of the end of the reporting period	43%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Applied Industrial Technologies, Inc.	2.5%
Evercore, Inc. - Class A	2.4%
Advanced Energy Industries, Inc.	2.4%
AAON, Inc.	2.3%
Novanta, Inc.	2.3%
Guardant Health, Inc.	2.2%
SharkNinja, Inc.	2.2%
Mercury Systems, Inc.	2.0%
Chefs' Warehouse, Inc.	2.0%
Saia, Inc.	2.0%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMNX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM Small Cap Growth Fund - Investor Class

WCM Small Cap Growth Fund
Institutional Class/WCMLX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the WCM Small Cap Growth Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMLX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Small Cap Growth Fund (Institutional Class/WCMLX)	$54	0.99%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$56,554,335
Total number of portfolio holdings	76
Portfolio turnover rate as of the end of the reporting period	43%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks held by the Fund.
Top Ten Holdings
Applied Industrial Technologies, Inc.	2.5%
Evercore, Inc. - Class A	2.4%
Advanced Energy Industries, Inc.	2.4%
AAON, Inc.	2.3%
Novanta, Inc.	2.3%
Guardant Health, Inc.	2.2%
SharkNinja, Inc.	2.2%
Mercury Systems, Inc.	2.0%
Chefs' Warehouse, Inc.	2.0%
Saia, Inc.	2.0%
Asset Allocation
Sector Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMLX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM Small Cap Growth Fund - Institutional Class

WCM China Quality Growth Fund
Investor Class/WCQGX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the WCM China Quality Growth Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCQGX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM China Quality Growth Fund (Investor Class/WCQGX)	$82	1.51%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,833,658
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	85%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Shengyi Technology Co., Ltd. - Class A	7.0%
Contemporary Amperex Technology Co., Ltd. - Class A	7.0%
Jiangsu Zhongtian Technology Co., Ltd. - Class A	6.0%
Tencent Holdings, Ltd.	5.9%
WuXi AppTec Co., Ltd. - Class A	5.8%
Topoint Technology Co., Ltd.	5.0%
Kingboard Holdings Ltd.	4.1%
ACM Research, Inc. - Class A	4.1%
Ping An Insurance Group Co. of China Ltd. - Class H	3.6%
Wasion Holdings Ltd.	3.6%
Sector Allocation
Country Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCQGX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM China Quality Growth Fund - Investor Class
WCM China Quality Growth Fund
Institutional Class/WCMCX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the WCM China Quality Growth Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMCX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM China Quality Growth Fund (Institutional Class/WCMCX)	$68	1.26%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,833,658
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	85%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Shengyi Technology Co., Ltd. - Class A	7.0%
Contemporary Amperex Technology Co., Ltd. - Class A	7.0%
Jiangsu Zhongtian Technology Co., Ltd. - Class A	6.0%
Tencent Holdings, Ltd.	5.9%
WuXi AppTec Co., Ltd. - Class A	5.8%
Topoint Technology Co., Ltd.	5.0%
Kingboard Holdings Ltd.	4.1%
ACM Research, Inc. - Class A	4.1%
Ping An Insurance Group Co. of China Ltd. - Class H	3.6%
Wasion Holdings Ltd.	3.6%
Sector Allocation
Country Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMCX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM China Quality Growth Fund - Institutional Class

WCM Focused
International Equity Fund
Investor Class/WLIVX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the WCM Focused International Equity Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.wcminvest.com/fund/WLIVX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Equity Fund (Investor Class/WLIVX)	$58	1.10%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$250,933,616
Total number of portfolio holdings	45
Portfolio turnover rate as of the end of the reporting period	20%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	8.0%
Rolls-Royce Holdings PLC	6.4%
Kioxia Holdings Corp.	6.2%
Nebius Group N.V.	4.4%
Babcock International Group PLC	3.5%
Siemens Energy A.G.	3.3%
Constellation Software, Inc.	3.2%
Teva Pharmaceutical Industries Ltd. - ADR	3.0%
Mizuho Financial Group, Inc.	3.0%
Lottomatica Group Spa	2.9%
Sector Allocation
Country Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WLIVX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM Focused International Equity Fund - Investor Class

WCM Focused
International Equity Fund
Institutional Class/WCMVX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the WCM Focused International Equity Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMVX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Equity Fund (Institutional Class/WCMVX)	$45	0.85%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$250,933,616
Total number of portfolio holdings	45
Portfolio turnover rate as of the end of the reporting period	20%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	8.0%
Rolls-Royce Holdings PLC	6.4%
Kioxia Holdings Corp.	6.2%
Nebius Group N.V.	4.4%
Babcock International Group PLC	3.5%
Siemens Energy A.G.	3.3%
Constellation Software, Inc.	3.2%
Teva Pharmaceutical Industries Ltd. - ADR	3.0%
Mizuho Financial Group, Inc.	3.0%
Lottomatica Group Spa	2.9%
Sector Allocation
Country Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMVX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM Focused International Equity Fund - Institutional Class

WCM Focused
International Opportunities Fund
Investor Class/WCFOX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the WCM Focused International Opportunities Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCFOX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Opportunities Fund (Investor Class/WCFOX)	$67	1.25%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$133,353,355
Total number of portfolio holdings	59
Portfolio turnover rate as of the end of the reporting period	61%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
SK Square Co., Ltd.	6.0%
Kioxia Holdings Corp.	5.2%
Siemens Energy A.G.	3.8%
Rolls-Royce Holdings PLC	3.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.2%
British American Tobacco PLC	2.9%
Philip Morris International, Inc.	2.7%
Allegro.eu S.A.	2.4%
Sea Ltd. - ADR	2.2%
Embraer S.A.	2.1%
Sector Allocation
Country Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCFOX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM Focused International Opportunities Fund - Investor Class

WCM Focused
International Opportunities Fund
Institutional Class/WCMOX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the WCM Focused International Opportunities Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMOX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused International Opportunities Fund (Institutional Class/WCMOX)	$54	1.00%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$133,353,355
Total number of portfolio holdings	59
Portfolio turnover rate as of the end of the reporting period	61%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
SK Square Co., Ltd.	6.0%
Kioxia Holdings Corp.	5.2%
Siemens Energy A.G.	3.8%
Rolls-Royce Holdings PLC	3.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.2%
British American Tobacco PLC	2.9%
Philip Morris International, Inc.	2.7%
Allegro.eu S.A.	2.4%
Sea Ltd. - ADR	2.2%
Embraer S.A.	2.1%
Sector Allocation
Country Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMOX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM Focused International Opportunities Fund - Institutional Class

WCM Focused
Emerging Markets ex China Fund
Investor Class/WCFEX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the WCM Focused Emerging Markets ex China Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCFEX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused Emerging Markets ex China Fund (Investor Class/WCFEX)	$93	1.51%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$37,499,822
Total number of portfolio holdings	48
Portfolio turnover rate as of the end of the reporting period	51%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.5%
SK Square Co., Ltd.	7.8%
SK hynix, Inc.	6.6%
Samsung Electronics Co., Ltd.	4.9%
MediaTek, Inc.	4.4%
Samsung Electronics Co., Ltd.	4.2%
Sterlite Technologies Ltd.	4.2%
AEM Holdings Ltd.	3.5%
Topoint Technology Co., Ltd.	2.8%
Piraeus Bank S.A.	2.7%
Sector Allocation
Country Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCFEX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM Focused Emerging Markets ex China Fund - Investor Class

WCM Focused
Emerging Markets ex China Fund
Institutional Class/WCMWX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the WCM Focused Emerging Markets ex China Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://www.wcminvest.com/fund/WCMWX. You can also request this information by contacting us at (888) 988-9801.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WCM Focused Emerging Markets ex China Fund (Institutional Class/WCMWX)	$78	1.26%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$37,499,822
Total number of portfolio holdings	48
Portfolio turnover rate as of the end of the reporting period	51%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	12.5%
SK Square Co., Ltd.	7.8%
SK hynix, Inc.	6.6%
Samsung Electronics Co., Ltd.	4.9%
MediaTek, Inc.	4.4%
Samsung Electronics Co., Ltd.	4.2%
Sterlite Technologies Ltd.	4.2%
AEM Holdings Ltd.	3.5%
Topoint Technology Co., Ltd.	2.8%
Piraeus Bank S.A.	2.7%
Sector Allocation
Country Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WCMWX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM Focused Emerging Markets ex China Fund - Institutional Class

WCM Select
Global Growth Fund
Investor Class/WCSGX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the WCM Select Global Growth Fund (“Fund”) for the period of  January 30, 2026* to June 30, 2026. You can find additional information about the Fund at https://www.wcminvest.com/fund/WSGGX. You can also request this information by contacting us at (888) 988-9801.
* Commencement of operations.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
WCM Select Global Growth Fund (Investor Class/WCSGX)	$54	1.25%[2]
[1]	Investor Class commenced operations on January 30, 2026. If Investor Class had been operational for the entire six month period of January 1, 2026 to June 30, 2026, expenses would have been higher.
[2]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,469,258
Total number of portfolio holdings	36
Portfolio turnover rate as of the end of the reporting period	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Siemens Energy A.G.	7.8%
SK Square Co., Ltd.	6.3%
Rolls-Royce Holdings PLC	5.8%
AppLovin Corp. - Class A	5.6%
Comfort Systems USA, Inc.	4.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.3%
Samsung Electronics Co., Ltd.	3.6%
Sea Ltd. - ADR	3.6%
Tapestry, Inc.	2.9%
Teva Pharmaceutical Industries Ltd. - ADR	2.9%
Sector Allocation
Country Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WSGGX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM Select Global Growth Fund - Investor Class

WCM Select
Global Growth Fund
Institutional Class/WSGGX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the WCM Select Global Growth Fund (“Fund”) for the period of January 30, 2026* to June 30, 2026. You can find additional information about the Fund at https://www.wcminvest.com/fund/WSGGX. You can also request this information by contacting us at (888) 988-9801.
* Commencement of operations.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
WCM Select Global Growth Fund (Institutional Class/WSGGX)	$44	1.00%[2]
[1]
Institutional Class commenced operations on January 30, 2026. If Institutional Class had been operational for the entire six month period of January 1, 2026 to June 30, 2026, expenses would have been higher.

[2]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$5,469,258
Total number of portfolio holdings	36
Portfolio turnover rate as of the end of the reporting period	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings, Sector Allocation, and Country Allocation exclude short-term holdings, if any. The Sector Allocation and Country Allocation charts represent Common Stocks held by the Fund.
Top Ten Holdings
Siemens Energy A.G.	7.8%
SK Square Co., Ltd.	6.3%
Rolls-Royce Holdings PLC	5.8%
AppLovin Corp. - Class A	5.6%
Comfort Systems USA, Inc.	4.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.3%
Samsung Electronics Co., Ltd.	3.6%
Sea Ltd. - ADR	3.6%
Tapestry, Inc.	2.9%
Teva Pharmaceutical Industries Ltd. - ADR	2.9%
Sector Allocation
Country Allocation
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.wcminvest.com/fund/WSGGX. You can also request this information by contacting us at (888) 988-9801.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (888) 988-9801 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
WCM Select Global Growth Fund - Institutional Class

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

WCM Focused International Growth Fund Investor Class Shares – WCMRX Institutional Class Shares – WCMIX	WCM Focused International Equity Fund Investor Class Shares – WLIVX Institutional Class Shares – WCMVX
WCM Focused Emerging Markets Fund Investor Class Shares – WFEMX Institutional Class Shares – WCMEX	WCM Focused International Opportunities Fund Investor Class Shares – WCFOX Institutional Class Shares – WCMOX
WCM International Small Cap Growth Fund Institutional Class Shares – WCMSX	WCM Focused Emerging Markets ex China Fund Investor Class Shares – WCFEX Institutional Class Shares – WCMWX
WCM Small Cap Growth Fund Investor Class Shares – WCMNX Institutional Class Shares – WCMLX	WCM Select Global Growth Fund Investor Class Shares – WCSGX Institutional Class Shares – WSGGX
WCM China Quality Growth Fund Investor Class Shares – WCQGX Institutional Class Shares – WCMCX

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

JUNE 30, 2026

WCM Funds

Each a series of Investment Managers Series Trust

Table of Contents

Schedule of Investments
WCM Focused International Growth Fund	1
WCM Focused Emerging Markets Fund	4
WCM International Small Cap Growth Fund	7
WCM Small Cap Growth Fund	11
WCM China Quality Growth Fund	14
WCM Focused International Equity Fund	16
WCM Focused International Opportunities Fund	19
WCM Focused Emerging Markets ex China Fund	23
WCM Select Global Growth Fund	26
Statements of Assets and Liabilities	28
Statements of Operations	31
Statements of Changes in Net Assets	34
Financial Highlights	43
Notes to Financial Statements	60

This report and the financial statements contained herein are provided for the general information of the shareholders of the WCM Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

www.wcminvestfunds.com

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.5%
	BERMUDA — 2.0%
4,685,740	Arch Capital Group Ltd.*	$454,797,924

	BRAZIL — 1.5%
26,022,980	NU Holdings, Ltd. - Class A*	347,667,013

	CANADA — 6.7%
8,517,540	Canadian Natural Resources Ltd.	337,026,260
5,970,480	Canadian Pacific Kansas City Ltd.	517,342,092
5,867,969	TC Energy Corp.	388,577,627
1,513,720	Waste Connections, Inc.	252,321,987
		1,495,267,966
	CHINA — 2.0%
7,633,741	Contemporary Amperex Technology Co., Ltd. - Class A	443,746,100

	FRANCE — 4.8%
1,874,860	Safran S.A.	738,844,152
3,865,970	Societe Generale S.A.	342,176,333
		1,081,020,485
	GERMANY — 9.1%
1,113,040	Deutsche Boerse A.G.	303,580,515
9,159,800	Siemens Energy A.G.	1,746,232,352
		2,049,812,867
	INDIA — 1.6%

12,581,740	ICICI Bank Ltd. - ADR	365,247,912

	IRELAND — 8.5%
747,970	Aon PLC - Class A	248,094,169
4,354,530	Medtronic PLC	340,654,882
1,364,300	Seagate Technology Holdings PLC	1,316,549,500
		1,905,298,551
	ISRAEL — 2.0%
13,253,660	Teva Pharmaceutical Industries Ltd. - ADR*	449,034,001

	JAPAN — 3.6%
2,262,400	Advantest Corp.	465,440,034
10,237,900	Mitsubishi Heavy Industries Ltd.	232,632,730
2,881,395	Nintendo Co., Ltd.	121,133,874
		819,206,638

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	NETHERLANDS — 7.0%
97,650	Adyen N.V.*	$91,606,846
379,920	ASM International N.V.	436,899,448
527,190	ASML Holding N.V.	1,048,812,874
		1,577,319,168
	SINGAPORE — 3.6%
8,373,407	Sea Ltd. - ADR*	802,423,593

	SOUTH KOREA — 6.7%
2,059,700	Samsung Electronics Co., Ltd.	457,041,751
590,980	SK hynix, Inc.	1,042,832,990
		1,499,874,741
	SWEDEN — 2.2%
1,084,610	Spotify Technology S.A.*	497,976,989

	SWITZERLAND — 8.3%
3,847,406	Novartis A.G.	601,320,512
4,239,230	Philip Morris International, Inc.	766,919,099
10,146,100	UBS Group A.G.	502,852,269
		1,871,091,880
	TAIWAN — 7.7%
21,960,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,732,430,545

	UNITED KINGDOM — 19.4%
10,965,800	3i Group PLC	360,594,311
2,427,950	AstraZeneca PLC	453,303,965
29,840,100	BAE Systems PLC	731,274,418
8,727,950	British American Tobacco PLC	540,106,014
739,590	Linde PLC	383,802,835
230,154,100	Lloyds Banking Group PLC	336,820,558
24,272,850	National Grid PLC	400,345,873
60,245,150	Rolls-Royce Holdings PLC	1,154,862,526
		4,361,110,500
	UNITED STATES — 1.8%
1,687,740	Ferguson Enterprises, Inc.	400,551,334
	TOTAL COMMON STOCKS
	(Cost $13,608,508,525)	22,153,878,207

WCM Focused International Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	BANK DEPOSIT INVESTMENTS — 1.0%
$225,401,880	UMB Bank, Money Market Special II, 3.43%[1]	$225,401,880
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $225,401,880)	225,401,880

	TOTAL INVESTMENTS — 99.5%
	(Cost $13,833,910,405)	22,379,280,087
	Other Assets in Excess of Liabilities — 0.5%	119,024,205
	TOTAL NET ASSETS — 100.0%	$22,498,304,292

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.4%
	BRAZIL — 8.6%
3,931,695	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	$22,574,323
1,951,755	Cia de Saneamento de Minas Gerais Copasa MG	22,658,249
1,783,171	Compass Gas e Energia S.A.	8,386,842
1,406,472	NU Holdings, Ltd. - Class A*	18,790,466
2,203,069	PRIO S.A.*	22,255,593
		94,665,473
	CHINA — 13.6%
993,453	Alibaba Group Holding Ltd.	11,909,884
44,783	Baidu, Inc. - ADR*	5,118,249
384,359	Contemporary Amperex Technology Co., Ltd. - Class A	22,342,624
3,581,655	Hongfa Technology Co., Ltd. - Class A	18,274,601
2,932,556	Jiangsu Zhongtian Technology Co., Ltd. - Class A	26,519,937
1,172,070	Melco Resorts & Entertainment Ltd. - ADR*	6,176,809
55,147	PDD Holdings, Inc. - ADR*	4,206,613
1,979,500	Ping An Insurance Group Co. of China Ltd. - Class H	12,943,440
541,914	Tencent Holdings, Ltd.	29,904,008
4,608,739	Wasion Holdings Ltd.	11,735,540
		149,131,705
	GREECE — 2.9%
3,038,722	Piraeus Bank S.A.*	31,629,513

	INDIA — 7.9%
7,359,778	Federal Bank, Ltd.	25,696,058
2,716,686	HDFC Life Insurance Co., Ltd.	16,550,062
868,575	ICICI Bank Ltd.	12,678,784
1,461,855	Meesho Ltd.*	2,975,626
520,550	Phoenix Mills Ltd.	10,735,355
798,400	Shriram Finance Ltd.	8,808,991
2,367,713	Tata Capital Ltd.*	9,168,053
		86,612,929
	INDONESIA — 1.7%
17,069,152	Bank Central Asia Tbk P.T.	5,318,843
19,990,690	Bank Mandiri Persero Tbk P.T.	4,311,733
66,432,375	Telkom Indonesia Persero Tbk P.T.	8,824,300
		18,454,876
	KAZAKHSTAN — 0.8%
104,033	Kaspi.KZ JSC - ADR	9,013,419

	MEXICO — 3.2%
2,140,397	Cemex S.A.B. de C.V. - ADR	25,684,764

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO (Continued)
378,182	Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	$9,564,247
		35,249,011
	PERU — 2.8%
77,418	Credicorp Ltd.	30,160,504

	POLAND — 1.1%
421,181	XTB S.A.	11,975,522

	RUSSIA — 0.0%
15,336,645	Moscow Exchange MICEX-RTS PJSC*,1	—

	SAUDI ARABIA — 0.7%
172,362	Bupa Arabia for Cooperative Insurance Co.	8,027,921

	SINGAPORE — 3.8%
1,887,493	AEM Holdings Ltd.	15,627,474
269,199	Sea Ltd. - ADR*	25,797,340
		41,424,814
	SOUTH AFRICA — 1.4%
53,637	Capitec Bank Holdings Ltd.	15,571,618

	SOUTH KOREA — 21.9%
488,177	Coupang, Inc.*	8,479,634
112,101	Coway Co., Ltd.	6,575,548
15,918	Fadu, Inc.*	899,003
53,254	Hyundai Rotem Co., Ltd.	6,001,498
304,781	Samsung Electronics Co., Ltd.	67,630,064
203,675	Samsung Electronics Co., Ltd.	28,722,727
325,554	Shinhan Financial Group Co., Ltd.	20,412,124
28,741	SK hynix, Inc.	50,715,867
36,819	SK Square Co., Ltd.*	41,637,153
97,706	St. Pharm Co., Ltd.	8,386,796
		239,460,414
	TAIWAN — 28.0%
185,601	Jentech Precision Industrial Co., Ltd.	20,384,617
468,646	Kinsus Interconnect Technology Corp.	13,401,816
89,000	Largan Precision Co., Ltd.	12,056,400
2,898,370	Lite-On Technology Corp.	20,512,533
276,486	MediaTek, Inc.	37,675,287
2,389,710	Taiwan Semiconductor Manufacturing Co., Ltd.	188,524,891

WCM Focused Emerging Markets Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN (Continued)
757,000	Topoint Technology Co., Ltd.	$13,974,299
		306,529,843
	TOTAL COMMON STOCKS
	(Cost $719,121,013)	1,077,907,562

Principal Amount
	BANK DEPOSIT INVESTMENTS — 2.1%
$23,288,903	UMB Bank, Money Market Special II, 3.43%[2]	23,288,903
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $23,288,903)	23,288,903

	TOTAL INVESTMENTS — 100.5%
	(Cost $742,409,916)	1,101,196,465
	Liabilities in Excess of Other Assets — (0.5)%	(5,207,856)
	TOTAL NET ASSETS — 100.0%	$1,095,988,609

ADR – American Depository Receipt

JSC – Joint Stock Company

PJSC – Public Joint Stock Company

*	Non-income producing security.
[1]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.1%
	AUSTRALIA — 3.7%
114,896	Codan Ltd.	$3,528,009
199,264	Neuren Pharmaceuticals Ltd.*	2,456,794
1,377,686	Superloop Ltd.*	3,151,108
		9,135,911
	AUSTRIA — 4.1%
38,250	ASTA Energy Solutions A.G.*	2,983,714
30,196	AT&S Austria Technologie & Systemtechnik A.G.*	7,297,647
		10,281,361
	BRAZIL — 4.0%
542,347	Compass Gas e Energia S.A.	2,550,837
304,368	Embraer S.A.	4,825,857
258,786	PRIO S.A.*	2,614,278
		9,990,972
	CANADA — 9.5%
265,951	5N Plus, Inc.*	8,209,360
96,821	Definity Financial Corp.	5,136,298
12,406	Hammond Power Solutions, Inc.	3,037,078
61,029	MDA Space Ltd.*	2,521,539
26,384	Sprott, Inc.	2,972,688
185,748	Vermilion Energy, Inc.	1,737,909
		23,614,872
	CHINA — 2.0%
1,174,736	Harbin Electric Co., Ltd. - Class H	2,315,711
1,020,203	Wasion Holdings Ltd.	2,597,811
		4,913,522
	DENMARK — 1.0%
65,303	ALK-Abello A/S	2,442,545

	FINLAND — 1.4%
253,021	Nokian Renkaat Oyj	3,466,203

	FRANCE — 2.2%
24,636	Exail Technologies S.A.*	3,384,832
15,200	SOITEC*	2,045,281
		5,430,113
	GERMANY — 10.0%
81,569	AIXTRON S.E.	4,928,708
12,749	Alzchem Group A.G.	2,530,602

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	GERMANY (Continued)
114,710	Auto1 Group S.E.*	$3,042,069
16,581	Elmos Semiconductor S.E.	3,435,039
95,943	Nordex S.E.*	5,061,980
8,670	OHB S.E.	2,808,560
36,674	Scout24 S.E.	3,034,933
		24,841,891
	GREECE — 1.9%
1,046,414	Alpha Bank S.A.	4,736,482

	INDIA — 3.8%
904,730	Federal Bank, Ltd.	3,158,790
1,438,095	Indian Energy Exchange Ltd.	1,903,358
69,760	Multi Commodity Exchange of India Ltd.	2,097,080
349,870	Sterlite Technologies Ltd.*	2,288,266
		9,447,494
	IRELAND — 0.7%
21,800	Cosmo N.V.	1,792,224

	ISRAEL — 0.8%
49,724	Tel Aviv Stock Exchange Ltd.	2,060,506

	ITALY — 5.0%
156,452	Cementir Holding N.V.	2,602,892
272,184	Lottomatica Group Spa	7,551,644
36,423	SOL S.p.A.	2,422,096
		12,576,632
	JAPAN — 15.9%
204,332	77 Bank Ltd.	4,202,912
145,023	Fuso Chemical Co., Ltd.	4,078,171
88,617	Integral Corp.	1,503,295
155,838	Kyoto Financial Group, Inc.	4,336,521
41,227	Micronics Japan Co., Ltd.	4,376,786
127,603	PayPay Corp. - ADR*	1,828,551
70,289	Rakuten Bank, Ltd.*	2,249,957
206,792	Rigaku Holdings Corp.	3,223,799
97,764	Shibaura Mechatronics Corp.	2,857,588
93,310	SKY Perfect JSAT Corp.	1,555,658
27,512	SWCC Corp.	2,336,819
31,685	Taiyo Yuden Co., Ltd.	4,028,899

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
44,027	Tokyo Ohka Kogyo Co., Ltd.	$3,127,976
		39,706,932
	MEXICO — 1.1%
41,806	Vista Energy S.A.B. de C.V. - ADR*	2,667,223

	NORWAY — 1.0%
54,736	Protector Forsikring A.S.A.	2,641,590

	POLAND — 2.6%
634,326	Allegro.eu S.A.*	6,384,404

	SINGAPORE — 4.8%
1,462,192	AEM Holdings Ltd.	12,106,199

	SOUTH KOREA — 5.2%
10,537	APR Corp.	2,643,815
271,323	BNK Financial Group, Inc.	3,004,074
19,188	DB HiTek Co., Ltd.	1,807,931
4,750	LIG Defense&Aerospace Co., Ltd.	2,204,382
6,763	LS Corp.	1,629,015
64,843	Vitzrocell Co., Ltd.	1,704,860
		12,994,077
	SPAIN — 2.3%
224,694	ATALAYA MINING COPPER S.A.	2,439,535
25,940	Grenergy Renovables S.A.*	3,393,131
		5,832,666
	SWEDEN — 3.8%
315,204	Attendo A.B.	3,990,124
100,826	BoneSupport Holding A.B.*	2,198,970
170,663	Hemnet Group A.B.	1,296,197
76,769	MIPS A.B.	2,044,031
		9,529,322
	SWITZERLAND — 4.5%
33,433	Bachem Holding A.G.	3,129,188
67,588	Kuros Biosciences A.G.*	1,611,690
65,874	R&S Group Holding A.G.*	2,228,302
54,286	SMG Swiss Marketplace Group A.G.[1]	1,721,988
164,358	Sportradar Group A.G. - Class A*	2,460,439
		11,151,607

WCM International Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN — 2.8%
269,527	Topoint Technology Co., Ltd.	$4,975,496
44,667	Universal Microwave Technology, Inc.	1,924,413
		6,899,909
	UNITED KINGDOM — 5.0%
1,051,923	Baltic Classifieds Group PLC	2,624,017
208,771	Ceres Power Holdings PLC*	1,416,010
69,080	Genus PLC	1,967,328
270,259	Rightmove PLC	1,572,119
156,877	St. James's Place PLC	2,522,330
206,830	Verisure PLC*	2,305,828
		12,407,632
	TOTAL COMMON STOCKS
	(Cost $207,544,657)	247,052,289

	TOTAL INVESTMENTS — 99.1%
	(Cost $207,544,657)	247,052,289
	Other Assets in Excess of Liabilities — 0.9%	2,130,963
	TOTAL NET ASSETS — 100.0%	$249,183,252

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,721,988, which represents 0.69% of total net assets of the Fund.

See accompanying Notes to Financial Statements.

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.1%
	CONSUMER DISCRETIONARY — 8.2%
2,886	Armstrong World Industries, Inc.	$462,972
5,742	Boot Barn Holdings, Inc.*	943,238
5,767	Planet Fitness, Inc. - Class A*	300,865
8,060	SharkNinja, Inc.*	1,227,296
5,382	Texas Roadhouse, Inc.	1,039,964
3,776	Wingstop, Inc.	654,796
		4,629,131
	CONSUMER STAPLES — 3.5%
11,749	Chefs' Warehouse, Inc.*	1,129,079
7,491	Performance Food Group Co.*	837,419
		1,966,498
	ENERGY — 2.4%
11,576	Kodiak Gas Services, Inc.	869,705
3,959	Nextpower, Inc. - Class A*	471,675
		1,341,380
	FINANCIALS — 5.4%
4,012	Evercore, Inc. - Class A	1,369,857
2,333	Primerica, Inc.	663,039
7,187	UMB Financial Corp.	1,026,016
		3,058,912
	HEALTH CARE — 25.7%
3,162	Apogee Therapeutics, Inc.*	419,692
7,199	Arrowhead Pharmaceuticals, Inc.*	586,790
16,810	AtriCure, Inc.*	470,344
12,618	Axogen, Inc.*	582,825
3,456	Axsome Therapeutics, Inc.*	845,925
8,267	Bio-Techne Corp.	584,064
7,883	Bridgebio Pharma, Inc.*	587,126
3,943	Ensign Group, Inc.	632,063
4,063	Glaukos Corp.*	567,845
6,712	Globus Medical, Inc. - Class A*	530,315
8,329	Guardant Health, Inc.*	1,249,600
10,592	Ideaya Biosciences, Inc.*	394,764
4,882	iRhythm Holdings, Inc.*	580,714
784	Krystal Biotech, Inc.*	291,389
6,943	Kymera Therapeutics, Inc.*	796,154
1,858	Ligand Pharmaceuticals, Inc.*	587,295
1,199	Madrigal Pharmaceuticals, Inc.*	643,803
12,537	Omnicell, Inc.*	520,536
1,977	Palvella Therapeutics, Inc.*	302,125

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
1,324	Praxis Precision Medicines, Inc.*	$443,262
2,313	Protagonist Therapeutics, Inc.*	283,528
4,747	PTC Therapeutics, Inc.*	387,213
11,782	RadNet, Inc.*	726,596
3,966	Rhythm Pharmaceuticals, Inc.*	440,345
7,573	TG Therapeutics, Inc.*	416,061
11,233	Vaxcyte, Inc.*	652,974
		14,523,348
	INDUSTRIALS — 32.5%
10,399	AAON, Inc.	1,319,217
3,603	Advanced Energy Industries, Inc.	1,343,451
35,854	Applied Aerospace & Defense, Inc.*	816,754
4,164	Applied Industrial Technologies, Inc.	1,408,057
1,246	Argan, Inc.	994,993
10,798	Donaldson Co., Inc.	969,336
5,057	Ducommun, Inc.*	936,607
2,108	Dycom Industries, Inc.*	1,065,784
17,946	Forgent Power Solutions, Inc. - Class A*	1,002,464
3,662	Installed Building Products, Inc.	841,674
6,083	Karman Holdings, Inc.*	303,663
10,798	Kratos Defense & Security Solutions, Inc.*	538,388
9,458	Mercury Systems, Inc.*	1,156,997
19,566	Mirion Technologies, Inc.*	350,818
1,347	Moog, Inc. - Class A	570,913
7,957	Novanta, Inc.*	1,290,944
4,634	Regal Rexnord Corp.	1,103,772
2,651	Saia, Inc.*	1,116,495
4,596	SiteOne Landscape Supply, Inc.*	525,828
885	Sterling Infrastructure, Inc.*	742,834
		18,398,989
	MATERIALS — 4.0%
6,914	Advanced Drainage Systems, Inc.	1,085,221
18,025	Avient Corp.	666,204
24,257	Energy Fuels, Inc.*	351,727
17,273	Uranium Energy Corp.*	184,130
		2,287,282
	REAL ESTATE — 3.3%
17,584	American Healthcare REIT, Inc. - REIT	917,006
4,621	EastGroup Properties, Inc. - REIT	935,891
		1,852,897

WCM Small Cap Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY — 11.1%
14,842	ACI Worldwide, Inc.*	$746,404
5,900	Agilysys, Inc.*	616,550
2,280	DigitalOcean Holdings, Inc.*	358,029
1,270	Fabrinet*	713,842
10,172	IonQ, Inc.*	541,761
4,812	MaxLinear, Inc.*	616,080
5,473	Rambus, Inc.*	726,486
3,358	Semtech Corp.*	543,492
7,908	ServiceTitan, Inc. - Class A*	559,175
1,179	SiTime Corp.*	879,015
		6,300,834
	TOTAL COMMON STOCKS
	(Cost $42,019,755)	54,359,271
	SHORT-TERM INVESTMENTS — 4.1%
2,327,256	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 3.44%[1]	2,327,256
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,327,256)	2,327,256

	TOTAL INVESTMENTS — 100.2%
	(Cost $44,347,011)	56,686,527
	Liabilities in Excess of Other Assets — (0.2)%	(132,192)
	TOTAL NET ASSETS — 100.0%	$56,554,335

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM China Quality Growth Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 92.2%
	CHINA — 72.4%
4,316	Alibaba Group Holding Ltd.	$51,742
181	Alibaba Group Holding Ltd. - ADR	17,372
2,195	Contemporary Amperex Technology Co., Ltd. - Class A	127,594
1,100	Hangzhou Chang Chuan Technology Co., Ltd. - Class A	55,817
12,000	Hongfa Technology Co., Ltd. - Class A	61,227
851	Hubei Feilihua Quartz Glass Co., Ltd. - Class A*	16,908
12,100	Jiangsu Zhongtian Technology Co., Ltd. - Class A	109,424
955	Montage Technology Co., Ltd. - Class A	44,113
2,695	Nantong Jianghai Capacitor Co., Ltd. - Class A	42,075
400	NAURA Technology Group Co., Ltd. - Class A	52,461
300	PDD Holdings, Inc. - ADR*	22,884
10,000	Ping An Insurance Group Co. of China Ltd. - Class H	65,387
3,800	Shandong Sinocera Functional Material Co., Ltd. - Class A	58,164
4,965	Shengyi Technology Co., Ltd. - Class A	128,108
2,800	Sunny Optical Technology Group Co., Ltd.	21,926
1,100	Suzhou Dongshan Precision Manufacturing Co., Ltd. - Class A*	43,057
1,958	Tencent Holdings, Ltd.	108,047
25,630	Wasion Holdings Ltd.	65,263
7,000	Weichai Power Co., Ltd. - Class H	30,706
5,800	WuXi AppTec Co., Ltd. - Class A	106,727
1,400	Xiamen Faratronic Co., Ltd. - Class A	39,579
312	Zhongji Innolight Co., Ltd. - Class A	59,409
		1,327,990
	HONG KONG — 8.2%
1,500	ASMPT Ltd.	46,240
5,000	Kingboard Holdings Ltd.	75,753
24,767	VSTECS Holdings Ltd.	28,170
		150,163
	TAIWAN — 7.5%
49,301	FIT Hon Teng Ltd.*	45,461
5,000	Topoint Technology Co., Ltd.	92,300
		137,761
	UNITED STATES — 4.1%
584	ACM Research, Inc. - Class A*	74,104
	TOTAL COMMON STOCKS
	(Cost $1,243,319)	1,690,018

WCM China Quality Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	BANK DEPOSIT INVESTMENTS — 7.4%
$135,572	UMB Bank, Money Market Special II, 3.43%[1]	$135,572
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $135,572)	135,572

	TOTAL INVESTMENTS — 99.6%
	(Cost $1,378,891)	1,825,590
	Other Assets in Excess of Liabilities — 0.4%	8,068
	TOTAL NET ASSETS — 100.0%	$1,833,658

ADR – American Depository Receipt

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused International Equity Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.2%
	BRAZIL — 2.7%
1,184,950	Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	$6,849,011

	CANADA — 8.8%
121,000	Brookfield Corp.	5,153,390
38,000	Cameco Corp.	3,870,680
124,500	Canadian Natural Resources Ltd.	4,917,750
4,300	Constellation Software, Inc.	8,094,902
		22,036,722
	CHINA — 5.2%
22,800	Alibaba Group Holding Ltd. - ADR	2,188,344
33,000	Baidu, Inc. - ADR*	3,771,570
165,000	Kanzhun Ltd. - ADR	2,123,550
14,500	PDD Holdings, Inc. - ADR*	1,106,060
890,000	Wuxi Biologics Cayman, Inc.*	3,958,298
		13,147,822
	DENMARK — 1.8%
94,000	Novo Nordisk A/S - ADR	4,506,360

	FRANCE — 2.6%
75,000	Societe Generale S.A.	6,638,237

	GERMANY — 7.0%
84,000	Bayer A.G.	4,645,876
320,000	Evotec S.E.*	1,826,471
5,100	Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen	2,848,139
43,000	Siemens Energy A.G.	8,197,558
		17,518,044
	ISRAEL — 3.0%
220,000	Teva Pharmaceutical Industries Ltd. - ADR*	7,453,600

	ITALY — 4.3%
213,000	Cementir Holding N.V.	3,543,680
265,000	Lottomatica Group Spa	7,352,327
		10,896,007
	JAPAN — 13.8%
404,060	Japan Exchange Group, Inc.	5,113,751
26,500	Kioxia Holdings Corp.*	15,402,593
155,000	Mizuho Financial Group, Inc.	7,444,466

WCM Focused International Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
330,000	Sony Group Corp. - ADR	$6,619,800
		34,580,610
	KAZAKHSTAN — 0.8%
23,500	Kaspi.KZ JSC – ADR	2,036,040

	NETHERLANDS — 5.6%
40,500	Nebius Group N.V.*	11,184,885
67,000	Prosus N.V.*	2,911,384
		14,096,269
	RUSSIA — 0.0%
34,600	Sberbank of Russia PJSC - ADR*,1	—

	SOUTH KOREA — 2.0%
48,550	KB Financial Group, Inc. - ADR	5,095,808

	SWEDEN — 1.6%
97,500	Sandvik A.B.	4,026,257

	SWITZERLAND — 4.7%
9,500	Chubb Ltd.	3,237,030
518,100	Glencore PLC*	3,532,619
100,000	UBS Group A.G.	4,956,000
		11,725,649
	TAIWAN — 8.0%
42,000	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	20,057,940

	UNITED KINGDOM — 21.0%
685,000	Babcock International Group PLC	8,657,586
70,900	British American Tobacco PLC	4,387,458
1,147,000	Convatec Group PLC	3,271,057
430,000	Genius Sports Ltd.*	2,605,800
397,000	Haleon PLC - ADR	3,704,010
750,000	Rentokil Initial PLC	4,265,221
840,000	Rolls-Royce Holdings PLC	16,102,284
1,100,000	Tesco PLC	6,705,637
240,000	Wise Group PLC - Class A*	2,876,976
		52,576,029
	UNITED STATES — 3.3%
34,680	Bunge Global S.A.	3,701,397

WCM Focused International Equity Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
97,500	SLB Ltd.	$4,532,775
		8,234,172
	TOTAL COMMON STOCKS
	(Cost $211,672,488)	241,474,577
	SHORT-TERM INVESTMENTS — 9.1%
22,829,519	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 3.44%[2]	22,829,519
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $22,829,519)	22,829,519

	TOTAL INVESTMENTS — 105.3%
	(Cost $234,502,007)	264,304,096
	Liabilities in Excess of Other Assets — (5.3)%	(13,370,480)
	TOTAL NET ASSETS — 100.0%	$250,933,616

ADR – American Depository Receipt

JSC – Joint Stock Company

PJSC – Public Joint Stock Company

PLC – Public Limited Company

*	Non-income producing security.
[1]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused International Opportunities Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.8%
	AUSTRALIA — 1.2%
67,428	WiseTech Global Ltd.	$1,546,871

	AUSTRIA — 1.6%
10,869	BAWAG Group A.G.	2,179,053

	BELGIUM — 2.1%
9,184	UCB S.A.	2,749,416

	BERMUDA — 1.5%
19,421	Viking Holdings Ltd.*	2,032,796

	BRAZIL — 4.8%
174,300	Embraer S.A.	2,763,585
136,432	NU Holdings, Ltd. - Class A*	1,822,732
185,402	PRIO S.A.*	1,872,947
		6,459,264
	CANADA — 5.6%
36,537	Canadian Natural Resources Ltd.	1,443,211
760	Constellation Software, Inc.	1,430,727
33,848	Definity Financial Corp.	1,795,617
27,084	MDA Space Ltd.*	1,118,028
15,122	Wheaton Precious Metals Corp.	1,698,503
		7,486,086
	CHINA — 1.1%
25,200	Contemporary Amperex Technology Co., Ltd. - Class A	1,464,865

	CZECH REPUBLIC — 0.9%
80,389	CSG N.V.*	1,173,319

	DENMARK — 2.3%
10,854	Carlsberg A.S. - Class B	1,420,338
7,226	DSV A/S	1,719,438
		3,139,776
	FINLAND — 0.8%
33,202	Amer Sports, Inc.*	1,123,556

	FRANCE — 4.1%
8,310	Sartorius Stedim Biotech	1,723,098
24,837	Societe Generale S.A.	2,198,319

WCM Focused International Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FRANCE (Continued)
19,334	TotalEnergies S.E.	$1,495,005
		5,416,422
	GERMANY — 8.3%
44,630	Commerzbank A.G.	1,900,992
8,017	Heidelberg Materials A.G.	1,529,398
4,313	OHB S.E.	1,397,153
14,589	Scout24 S.E.	1,207,303
26,576	Siemens Energy A.G.	5,066,472
		11,101,318
	GREECE — 2.0%
252,087	Piraeus Bank S.A.*	2,623,928

	IRELAND — 1.8%
23,734	Flutter Entertainment PLC*	2,376,385

	ISRAEL — 1.3%
6,446	Tower Semiconductor Ltd.*	1,680,085

	ITALY — 3.3%
173,582	Banca Monte dei Paschi di Siena S.p.A.	2,157,161
80,244	Lottomatica Group Spa	2,226,340
		4,383,501
	JAPAN — 14.4%
12,600	Advantest Corp.	2,592,178
30,155	Japan Tobacco, Inc.	1,112,704
12,000	Kioxia Holdings Corp.*	6,974,759
30,200	Murata Manufacturing Co., Ltd.	2,167,901
120,199	PayPay Corp. - ADR*	1,722,452
18,200	Resonac Holdings Corp.	2,024,538
66,964	Sumitomo Mitsui Financial Group, Inc.	2,624,926
		19,219,458
	NETHERLANDS — 5.2%
2,303	Argenx S.E.*	2,134,561
6,303	BE Semiconductor Industries N.V.	2,081,572
9,682	Nebius Group N.V.*	2,673,878
		6,890,011
	PERU — 1.3%
4,597	Credicorp Ltd.	1,790,899

WCM Focused International Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	POLAND — 2.4%
313,017	Allegro.eu S.A.*	$3,150,473

	SINGAPORE — 3.0%
288,436	Grab Holdings Ltd. - Class A*	1,087,404
29,831	Sea Ltd. - ADR*	2,858,705
		3,946,109
	SOUTH KOREA — 9.4%
146,319	Coupang, Inc.*	2,541,561
19,572	KB Financial Group, Inc. - ADR	2,054,277
7,085	SK Square Co., Ltd.*	8,012,147
		12,607,985
	SWITZERLAND — 5.9%
24,131	Coca-Cola HBC A.G.	1,572,983
31,069	On Holding A.G. - Class A*	1,100,464
19,981	Philip Morris International, Inc.	3,614,763
21,515	STMicroelectronics N.V.	1,611,258
		7,899,468
	TAIWAN — 4.3%
13,000	Jentech Precision Industrial Co., Ltd.	1,427,794
54,267	Taiwan Semiconductor Manufacturing Co., Ltd.	4,281,139
		5,708,933
	UNITED KINGDOM — 7.7%
62,779	British American Tobacco PLC	3,884,912
123,978	National Grid PLC	2,044,840
228,132	Rolls-Royce Holdings PLC	4,373,150
		10,302,902

WCM Focused International Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED STATES — 1.5%
6,455	KLA Corp.	$1,947,538
	TOTAL COMMON STOCKS
	(Cost $113,629,542)	130,400,417

	WARRANTS — 0.0%
	CANADA — 0.0%
345	Constellation Software, Inc. (Expires 4/01/2040)*,1	—
	TOTAL WARRANTS
	(Cost $0)	—
	SHORT-TERM INVESTMENTS — 1.8%
2,367,209	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 3.44%[2]	2,367,209
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,367,209)	2,367,209

	TOTAL INVESTMENTS — 99.6%
	(Cost $115,996,751)	132,767,626
	Other Assets in Excess of Liabilities — 0.4%	585,729
	TOTAL NET ASSETS — 100.0%	$133,353,355

ADR – American Depository Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets ex China Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 103.7%
	BRAZIL — 9.5%
176,950	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	$1,015,981
67,580	Cia de Saneamento de Minas Gerais Copasa MG	784,547
81,428	Compass Gas e Energia S.A.	382,983
45,046	NU Holdings, Ltd. - Class A*	601,815
77,496	PRIO S.A.*	782,871
		3,568,197
	GREECE — 2.7%
98,057	Piraeus Bank S.A.*	1,020,658

	INDIA — 13.3%
22,668	Entero Healthcare Solutions Ltd.*	285,345
272,565	Federal Bank, Ltd.	951,638
97,010	HDFC Life Insurance Co., Ltd.	590,985
32,707	ICICI Bank Ltd.	477,432
225,255	Meesho Ltd.*	458,510
15,738	Phoenix Mills Ltd.	324,566
242,368	Sterlite Technologies Ltd.*	1,585,167
81,909	Tata Capital Ltd.*	317,161
		4,990,804
	INDONESIA — 2.1%
499,767	Bank Central Asia Tbk P.T.	155,730
841,664	Bank Mandiri Persero Tbk P.T.	181,536
3,477,827	Telkom Indonesia Persero Tbk P.T.	461,965
		799,231
	KAZAKHSTAN — 0.8%
3,398	Kaspi.KZ JSC - ADR	294,403

	MEXICO — 3.9%
68,488	Cemex S.A.B. de C.V. - ADR	821,856
25,962	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	367,617
33,625	Regional S.A.B. de C.V.	257,752
		1,447,225
	PERU — 2.4%
2,291	Credicorp Ltd.	892,528

	POLAND — 2.3%
30,903	XTB S.A.	878,671

WCM Focused Emerging Markets ex China Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SAUDI ARABIA — 0.9%
7,009	Bupa Arabia for Cooperative Insurance Co.	$326,451

	SINGAPORE — 5.7%
156,992	AEM Holdings Ltd.	1,299,813
8,706	Sea Ltd. - ADR*	834,296
		2,134,109
	SOUTH AFRICA — 1.5%
1,900	Capitec Bank Holdings Ltd.	551,598

	SOUTH KOREA — 29.2%
20,959	Coupang, Inc.*	364,058
3,289	Coway Co., Ltd.	192,924
1,129	Fadu, Inc.*	63,763
1,606	Hyundai Rotem Co., Ltd.	180,989
7,148	Samsung Electronics Co., Ltd.	1,586,121
12,975	Samsung Electronics Co., Ltd.	1,829,765
12,947	Seoul Guarantee Insurance Co.	348,267
9,406	Shinhan Financial Group Co., Ltd.	589,753
1,393	SK hynix, Inc.	2,458,063
2,600	SK Square Co., Ltd.*	2,940,237
4,507	St. Pharm Co., Ltd.	386,868
		10,940,808
	TAIWAN — 28.8%
6,552	Jentech Precision Industrial Co., Ltd.	719,608
63,000	King Yuan Electronics Co., Ltd.	681,804
17,024	Kinsus Interconnect Technology Corp.	486,833
6,000	Largan Precision Co., Ltd.	812,791
99,851	Lite-On Technology Corp.	706,672
12,054	MediaTek, Inc.	1,642,535
59,572	Taiwan Semiconductor Manufacturing Co., Ltd.	4,699,652
58,000	Topoint Technology Co., Ltd.	1,070,686
		10,820,581
	UNITED KINGDOM — 0.6%
88,504	Baltic Classifieds Group PLC	220,773
	TOTAL COMMON STOCKS
	(Cost $25,150,542)	38,886,037

WCM Focused Emerging Markets ex China Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Principal Amount		Value
	BANK DEPOSIT INVESTMENTS — 0.5%
$180,131	UMB Bank, Money Market Special II, 3.43%[1]	$180,131
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $180,131)	180,131

	TOTAL INVESTMENTS — 104.2%
	(Cost $25,330,673)	39,066,168
	Liabilities in Excess of Other Assets — (4.2)%	(1,566,346)
	TOTAL NET ASSETS — 100.0%	$37,499,822

ADR – American Depository Receipt

JSC – Joint Stock Company

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

WCM Select Global Growth Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 93.0%
	BELGIUM — 2.4%
435	UCB S.A.	$130,226

	BRAZIL — 0.8%
3,500	NU Holdings, Ltd. - Class A*	46,760

	CANADA — 2.1%
310	Celestica, Inc.*	113,088

	CHINA — 4.1%
1,800	Contemporary Amperex Technology Co., Ltd. - Class A	104,633
1,200	Contemporary Amperex Technology Co., Ltd. - Class H	108,095
407	GDS Holdings Ltd. - ADR*	12,222
		224,950
	FRANCE — 2.7%
1,700	Societe Generale S.A.	150,467

	GERMANY — 9.0%
1,311	RENK Group A.G.	63,284
2,240	Siemens Energy A.G.	427,035
		490,319
	ISRAEL — 2.9%
4,660	Teva Pharmaceutical Industries Ltd. - ADR*	157,881

	SINGAPORE — 3.6%
2,030	Sea Ltd. - ADR*	194,535

	SOUTH KOREA — 9.9%
895	Samsung Electronics Co., Ltd.	198,598
302	SK Square Co., Ltd.*	341,520
		540,118
	SWEDEN — 1.7%
1,750	Saab A.B. - Class B	91,235

	TAIWAN — 5.0%
3,000	Taiwan Semiconductor Manufacturing Co., Ltd.	236,671
80	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	38,205
		274,876
	UNITED KINGDOM — 12.2%
2,690	3i Group PLC	88,457

WCM Select Global Growth Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
5,440	Babcock International Group PLC	$68,755
16,430	Rolls-Royce Holdings PLC	314,953
1,990	TechnipFMC PLC	131,937
5,428	Wise Group PLC - Class A*	65,067
		669,169
	UNITED STATES — 36.6%
815	ACM Research, Inc. - Class A*	103,415
525	Amazon.com, Inc.*	125,129
2,692	American Healthcare REIT, Inc. - REIT	140,388
590	AppLovin Corp. - Class A*	303,986
9,612	Brookdale Senior Living, Inc.*	154,657
220	Carpenter Technology Corp.	135,705
131	Comfort Systems USA, Inc.	259,635
6,221	Compass, Inc.*	76,705
630	Illumina, Inc.*	110,773
155	LPL Financial Holdings, Inc.	43,660
250	Meta Platforms, Inc. - Class A	140,822
550	Reinsurance Group of America, Inc.	116,958
847	SharkNinja, Inc.*	128,973
1,100	Tapestry, Inc.	161,018
		2,001,824
	TOTAL COMMON STOCKS
	(Cost $4,674,482)	5,085,448
	SHORT-TERM INVESTMENTS — 4.8%
262,738	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 3.44%	262,738
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $262,738)	262,738

	TOTAL INVESTMENTS — 97.8%
	(Cost $4,937,220)	5,348,186
	Other Assets in Excess of Liabilities — 2.2%	121,072
	TOTAL NET ASSETS — 100.0%	$5,469,258

ADR – American Depository Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of June 30, 2026 (Unaudited)

	WCM Focused International Growth Fund	WCM Focused Emerging Markets Fund	WCM International Small Cap Growth Fund
Assets:
Investments, at cost	$13,833,910,405	$742,409,916	$207,544,657
Foreign currency, at cost	6,218,893	1,217,705	717,622
Investments, at value	$22,379,280,087	$1,101,196,465	$247,052,289
Foreign currency, at value	6,218,893	1,218,801	716,871
Receivables:
Investment securities sold	143,536,504	2,113,903	3,164,899
Fund shares sold	8,948,739	1,003,051	4,587
Dividends and interest	42,149,056	1,921,041	145,880
Reclaims receivable	31,160,658	18,810	404,913
Prepaid expenses	127,181	40,872	16,310
Total assets	22,611,421,118	1,107,512,943	251,505,749

Liabilities:
Payables:
Investment securities purchased	78,831,620	6,938,633	-
Fund shares redeemed	10,908,254	1,239,242	43,353
Due to custodian	-	-	1,874,158
Advisory fees	15,253,007	811,208	189,830
Shareholder servicing fees (Note 6)	3,412,780	144,011	49,345
Distribution fees (Note 7)	224,827	34,396	-
Fund administration fees	1,556,553	71,769	30,389
Fund accounting fees	564,547	44,615	31,870
Transfer agent fees and expenses	345,977	29,577	7,030
Custody fees	921,368	215,367	41,424
Trustees' deferred compensation (Note 3)	504,520	54,320	31,061
Shareholder reporting fees	349,996	29,159	4,567
Legal fees	126,442	6,641	5,553
Trustees' fees and expenses	32,895	912	182
Auditing fees	12,157	11,440	10,917
Chief Compliance Officer fees	3,676	1,673	1,951
Non-U.S. Taxes	-	1,888,471	-
Accrued other expenses	68,207	2,900	867
Total liabilities	113,116,826	11,524,334	2,322,497
Commitments and Contingencies (Note 3)
Net Assets	$22,498,304,292	$1,095,988,609	$249,183,252

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$12,864,540,562	$1,104,385,680	$275,403,892
Total distributable earnings (accumulated deficit)	9,633,763,730	(8,397,071)	(26,220,640)
Net Assets	$22,498,304,292	$1,095,988,609	$249,183,252

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$829,237,325	$142,577,954	$-
Shares of beneficial interest issued and outstanding	29,332,841	5,857,779	-
Net asset value, offering and redemption price per share	$28.27	$24.34	$-
Institutional Class:
Net assets applicable to shares outstanding	$21,669,066,967	$953,410,655	$249,183,252
Shares of beneficial interest issued and outstanding	752,755,986	38,496,443	9,093,375
Net asset value, offering and redemption price per share	$28.79	$24.77	$27.40

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of June 30, 2026 (Unaudited)

	WCM Small Cap Growth Fund	WCM China Quality Growth Fund		WCM Focused International Equity Fund
Assets:
Investments, at cost	$44,347,011	$1,378,891		$234,502,007
Foreign currency, at cost	-	80		-
Investments, at value	$56,686,527	$1,825,590		$264,304,096
Foreign currency, at value	-	80		-
Receivables:
Investment securities sold	688,950	42,180		-
Fund shares sold	-	-		750,177
Dividends and interest	25,833	4,314		169,721
Reclaims receivable	-	-		107,809
Due from Advisor	-	23,376		-
Prepaid expenses	12,012	20,589		45,298
Total assets	57,413,322	1,916,129		265,377,101

Liabilities:
Payables:
Investment securities purchased	712,586	-		14,252,028
Fund shares redeemed	50,000	-		2,991
Advisory fees	10,363	-		94,596
Shareholder servicing fees (Note 6)	8,524	2,405		13,484
Distribution fees (Note 7)	61	68		804
Fund administration fees	11,028	8,743		14,244
Fund accounting fees	15,220	13,047		15,445
Transfer agent fees and expenses	8,011	7,553		9,313
Custody fees	3,231	8,735		1,526
Trustees' deferred compensation (Note 3)	18,071	16,119		16,179
Shareholder reporting fees	2,683	4,116		2,759
Legal fees	6,015	7,615		6,642
Trustees' fees and expenses	221	79		298
Auditing fees	10,796	10,583		11,394
Chief Compliance Officer fees	1,163	1,367		1,033
Accrued other expenses	1,014	2,041		749
Total liabilities	858,987	82,471		14,443,485
Commitments and Contingencies (Note 3)
Net Assets	$56,554,335	$1,833,658		$250,933,616

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$42,514,075	$7,146,789		$217,153,787
Total distributable earnings (accumulated deficit)	14,040,260	(5,313,131)		33,779,829
Net Assets	$56,554,335	$1,833,658		$250,933,616

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$56,331,063	$20,519		$4,103,539
Shares of beneficial interest issued and outstanding	3,470,325	1,765		177,317
Net asset value, offering and redemption price per share	$16.23	$11.62	[1]	$23.14
Institutional Class:
Net assets applicable to shares outstanding	$223,272	$1,813,139		$246,830,077
Shares of beneficial interest issued and outstanding	13,988	154,790		10,604,769
Net asset value, offering and redemption price per share	$15.96	$11.71		$23.28

[1]	Net asset value is calculated based on unrounded net assets and shares outstanding.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of June 30, 2026 (Unaudited)

	WCM Focused International Opportunities Fund	WCM Focused Emerging Markets ex China Fund		WCM Select Global Growth Fund*
Assets:
Investments, at cost	$115,996,751	$25,330,673		$4,937,220
Foreign currency, at cost	55,136	82,727		2,708
Investments, at value	$132,767,626	$39,066,168		$5,348,186
Foreign currency, at value	55,051	82,680		2,705
Receivables:
Investment securities sold	-	442,840		14,785
Fund shares sold	969,008	7,413		119,170
Cash	-	-		250,000
Dividends and interest	152,390	55,326		3,176
Reclaims receivable	55,467	28,839		277
Due from Advisor	-	-		24,830
Offering costs	-	-		24,451
Prepaid expenses	22,548	14,392		27,264
Total assets	134,022,090	39,697,658		5,814,844

Liabilities:
Payables:
Investment securities purchased	512,068	63,441		259,021
Fund shares redeemed	65	1,567,579		-
Advisory fees	51,263	2,437		-
Shareholder servicing fees (Note 6)	12,191	6,252		1,228
Distribution fees (Note 7)	279	7		23
Fund administration fees	12,112	8,767		16,139
Fund accounting fees	21,384	15,328		3,383
Transfer agent fees and expenses	10,439	8,533		3,124
Custody fees	9,512	18,269		1,159
Trustees' deferred compensation (Note 3)	15,839	12,316		451
Shareholder reporting fees	3,579	1,515		82
Legal fees	5,356	8,764		4,601
Trustees' fees and expenses	661	110		674
Auditing fees	10,729	11,252		6,717
Chief Compliance Officer fees	1,256	555		1,440
Non-U.S. Taxes	-	470,713		-
Offering costs - Advisor	-	-		38,531
Accrued other expenses	2,002	1,998		9,013
Total liabilities	668,735	2,197,836		345,586
Commitments and Contingencies (Note 3)
Net Assets	$133,353,355	$37,499,822		$5,469,258

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$112,599,054	$17,780,727		$5,067,762
Total distributable earnings (accumulated deficit)	20,754,301	19,719,095		401,496
Net Assets	$133,353,355	$37,499,822		$5,469,258

Maximum Offering Price per Share:
Investor Class:
Net assets applicable to shares outstanding	$1,388,311	$36,500		$292,169
Shares of beneficial interest issued and outstanding	92,259	1,322		26,841
Net asset value, offering and redemption price per share	$15.05	$27.60	[1]	$10.89
Institutional Class:
Net assets applicable to shares outstanding	$131,965,044	$37,463,322		$5,177,089
Shares of beneficial interest issued and outstanding	8,695,744	1,353,124		475,001
Net asset value, offering and redemption price per share	$15.18	$27.69		$10.90

*	The Fund commenced operations January 30, 2026.
[1]	Net asset value is calculated based on unrounded net assets and shares outstanding.

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

	WCM Focused International Growth Fund	WCM Focused Emerging Markets Fund	WCM International Small Cap Growth Fund
Investment Income:
Dividends (net of foreign withholding taxes of $12,851,501, $1,222,285 and $298,350, respectively)	$165,512,065	$8,865,065	$2,235,179
Interest	9,597,634	474,364	75,104
Total investment income	175,109,699	9,339,429	2,310,283

Expenses:
Advisory fees	89,212,780	4,889,036	1,547,397
Shareholder servicing fees (Note 6)	10,529,508	511,856	156,988
Distribution fees (Note 7)	969,524	162,711	-
Fund administration fees	5,171,078	281,362	129,992
Fund accounting fees	1,095,670	93,769	74,911
Transfer agent fees and expenses	673,611	58,256	14,751
Custody fees	2,724,156	620,659	150,465
Shareholder reporting fees	338,397	39,610	10,517
Trustees' fees and expenses	228,191	18,041	11,566
Legal fees	89,617	10,291	8,163
Registration fees	81,106	37,994	18,262
Miscellaneous	75,660	3,196	4,757
Insurance fees	31,298	4,987	4,394
Auditing fees	11,157	11,143	10,778
Chief Compliance Officer fees	5,016	3,813	3,353
Interest expense	82	19	11,292
Offering costs	-	-	-
Tax expense	-	559	-
Tax reclaim service fees	-	2,480	-
Total expenses	111,236,851	6,749,782	2,157,586
Advisory fees (waived) recovered	-	(472,717)	(212,047)
Other expenses (absorbed)	-	-	-
Net expenses	111,236,851	6,277,065	1,945,539
Net investment income (loss)	63,872,848	3,062,364	364,744

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	934,445,013	106,568,348	35,091,209
Foreign currency transactions	(1,310,240)	(466,970)	(156,872)
Deferred non-U.S. taxes	-	1,167,425	(36,789)
Net realized gain (loss)	933,134,773	107,268,803	34,897,548
Net change in unrealized appreciation (depreciation) on:
Investments	2,110,873,617	133,354,328	820,509
Foreign currency translations	(1,200,579)	(515)	(5,686)
Deferred non-U.S. taxes	-	253,547	32,739
Net change in unrealized appreciation (depreciation)	2,109,673,038	133,607,360	847,562
Net realized and unrealized gain (loss)	3,042,807,811	240,876,163	35,745,110

Net Increase (Decrease) in Net Assets from Operations	$3,106,680,659	$243,938,527	$36,109,854

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Six Months Ended June 30, 2026 (Unaudited)

	WCM Small Cap Growth Fund	WCM China Quality Growth Fund	WCM Focused International Equity Fund
Investment Income:
Dividends (net of foreign withholding taxes of $0, $966 and $137,046, respectively)	$68,307	$16,385	$1,175,268
Interest	30,059	931	118,673
Total investment income	98,366	17,316	1,293,941

Expenses:
Advisory fees	245,151	8,358	661,433
Shareholder servicing fees (Note 6)	27,708	765	73,313
Distribution fees (Note 7)	292	141	4,107
Fund administration fees	36,211	30,272	74,267
Fund accounting fees	35,134	26,559	42,083
Transfer agent fees and expenses	16,793	16,329	20,992
Custody fees	9,190	20,583	24,504
Shareholder reporting fees	5,882	4,527	7,244
Trustees' fees and expenses	8,935	7,713	8,848
Legal fees	8,453	9,248	9,674
Registration fees	18,813	19,151	28,172
Miscellaneous	4,474	2,515	3,493
Insurance fees	3,480	3,777	4,128
Auditing fees	10,796	10,796	11,149
Chief Compliance Officer fees	3,428	2,949	3,295
Interest expense	189	106	-
Offering costs	-	-	-
Tax expense	-	-	-
Tax reclaim service fees	-	-	-
Total expenses	434,929	163,789	976,702
Advisory fees (waived) recovered	(189,295)	(8,358)	(311,162)
Other expenses (absorbed)	-	(144,738)	-
Net expenses	245,634	10,693	665,540
Net investment income (loss)	(147,268)	6,623	628,401

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,641,435	152,514	4,725,171
Foreign currency transactions	-	10	(4,315)
Deferred non-U.S. taxes	-	-	-
Net realized gain (loss)	2,641,435	152,524	4,720,856
Net change in unrealized appreciation (depreciation) on:
Investments	5,921,041	160,133	16,274,007
Foreign currency translations	-	(2)	(2,196)
Deferred non-U.S. taxes	-	-	-
Net change in unrealized appreciation (depreciation)	5,921,041	160,131	16,271,811
Net realized and unrealized gain (loss)	8,562,476	312,655	20,992,667

Net Increase (Decrease) in Net Assets from Operations	$8,415,208	$319,278	$21,621,068

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS - Continued

For the Six Months Ended June 30, 2026 (Unaudited)

	WCM Focused International Opportunities Fund	WCM Focused Emerging Markets ex China Fund	WCM Select Global Growth Fund*
Investment Income:
Dividends (net of foreign withholding taxes of $44,088, $45,185 and $662, respectively)	$465,738	$274,917	$6,448
Interest	42,736	14,795	1,857
Total investment income	508,474	289,712	8,305

Expenses:
Advisory fees	349,190	153,264	7,399
Shareholder servicing fees (Note 6)	33,774	17,296	1,285
Distribution fees (Note 7)	1,920	33	31
Fund administration fees	45,390	28,796	25,890
Fund accounting fees	39,950	35,527	9,849
Transfer agent fees and expenses	21,990	17,404	7,463
Custody fees	34,403	52,225	10,853
Shareholder reporting fees	4,653	5,553	3,439
Trustees' fees and expenses	9,298	7,664	4,358
Legal fees	8,420	8,001	8,395
Registration fees	20,989	20,901	13,961
Miscellaneous	3,348	3,051	9,413
Insurance fees	3,884	3,983	1,934
Auditing fees	10,729	11,170	6,717
Chief Compliance Officer fees	3,103	3,695	3,115
Interest expense	1,054	1,109	6
Offering costs	-	-	14,952
Tax expense	475	-	-
Tax reclaim service fees	-	-	-
Total expenses	592,570	369,672	129,060
Advisory fees (waived) recovered	(239,931)	(153,264)	(7,399)
Other expenses (absorbed)	-	(23,631)	(112,918)
Net expenses	352,639	192,777	8,743
Net investment income (loss)	155,835	96,935	(438)

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,489,551	5,788,456	(8,198)
Foreign currency transactions	28,811	(12,286)	(879)
Deferred non-U.S. taxes	-	(223,398)	-
Net realized gain (loss)	4,518,362	5,552,772	(9,077)
Net change in unrealized appreciation (depreciation) on:
Investments	7,591,145	7,337,882	410,966
Foreign currency translations	(2,138)	(599)	45
Deferred non-U.S. taxes	-	(228,834)	-
Net change in unrealized appreciation (depreciation)	7,589,007	7,108,449	411,011
Net realized and unrealized gain (loss)	12,107,369	12,661,221	401,934

Net Increase (Decrease) in Net Assets from Operations	$12,263,204	$12,758,156	$401,496

*	The Fund commenced operations January 30, 2026.

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$63,872,848	$9,398,163
Net realized gain (loss) on investments and foreign currency transactions	933,134,773	1,057,737,932
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	2,109,673,038	2,527,950,195
Net increase (decrease) in net assets resulting from operations	3,106,680,659	3,595,086,290

Distributions to Shareholders:
Investor Class	-	(40,103,373)
Institutional Class	-	(1,068,344,900)
Total distributions to shareholders	-	(1,108,448,273)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	46,835,727	91,202,040
Institutional Class	1,169,817,879	3,015,080,990
Reinvestment of distributions:
Investor Class	-	39,891,670
Institutional Class	-	950,930,091
Cost of shares redeemed:
Investor Class	(85,330,383)	(160,340,330)
Institutional Class	(1,853,253,158)	(3,555,331,502)
Net increase (decrease) in net assets from capital transactions	(721,929,935)	381,432,959

Total increase (decrease) in net assets	2,384,750,724	2,868,070,976

Net Assets:
Beginning of period	20,113,553,568	17,245,482,592
End of period	$22,498,304,292	$20,113,553,568
Capital Share Transactions:
Shares sold:
Investor Class	1,840,535	3,785,339
Institutional Class	44,241,391	120,957,986
Shares reinvested:
Investor Class	-	1,632,229
Institutional Class	-	38,267,075
Shares redeemed:
Investor Class	(3,274,727)	(6,666,610)
Institutional Class	(69,729,471)	(141,836,824)
Total increase (decrease) in capital share transactions	(26,922,272)	16,139,195

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$3,062,364	$2,029,397
Net realized gain (loss) on investments, foreign currency transactions and deferred non-U.S. taxes	107,268,803	137,695,540
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred non-U.S. taxes	133,607,360	96,113,166
Net increase (decrease) in net assets resulting from operations	243,938,527	235,838,103

Capital Transactions:
Net proceeds from shares sold:
Investor Class	7,914,982	33,912,814
Institutional Class	99,611,828	173,119,385
Cost of shares redeemed:
Investor Class	(19,296,128)	(33,723,006)
Institutional Class	(130,651,689)	(425,146,329)
Net increase (decrease) in net assets from capital transactions	(42,421,007)	(251,837,136)

Total increase (decrease) in net assets	201,517,520	(15,999,033)

Net Assets:
Beginning of period	894,471,089	910,470,122
End of period	$1,095,988,609	$894,471,089
Capital Share Transactions:
Shares sold:
Investor Class	386,665	2,250,709
Institutional Class	4,612,131	10,212,839
Shares redeemed:
Investor Class	(909,807)	(2,126,988)
Institutional Class	(5,972,647)	(25,918,853)
Total increase (decrease) in capital share transactions	(1,883,658)	(15,582,293)

See accompanying Notes to Financial Statements.

WCM International Small Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$364,744	$(778,067)
Net realized gain (loss) on investments, foreign currency transactions and deferred non-U.S. taxes	34,897,548	42,072,793
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred non-U.S. taxes	847,562	12,890,405
Net increase (decrease) in net assets resulting from operations	36,109,854	54,185,131

Distributions to Shareholders:
Institutional Class	-	(2,517,170)
Total distributions to shareholders	-	(2,517,170)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	14,931,663	73,808,146
Reinvestment of distributions:
Institutional Class	-	2,515,654
Cost of shares redeemed:
Institutional Class	(115,163,346)	(106,231,032)
Net increase (decrease) in net assets from capital transactions	(100,231,683)	(29,907,232)

Total increase (decrease) in net assets	(64,121,829)	21,760,729

Net Assets:
Beginning of period	313,305,081	291,544,352
End of period	$249,183,252	$313,305,081
Capital Share Transactions:
Shares sold:
Institutional Class	579,751	3,218,416
Shares reinvested:
Institutional Class	-	103,567
Shares redeemed:
Institutional Class	(4,358,661)	(4,483,087)
Total increase (decrease) in capital share transactions	(3,778,910)	(1,161,104)

See accompanying Notes to Financial Statements.

WCM Small Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(147,268)	$(216,455)
Net realized gain (loss) on investments	2,641,435	113,208
Net change in unrealized appreciation (depreciation) on investments	5,921,041	3,722,939
Net increase (decrease) in net assets resulting from operations	8,415,208	3,619,692

Distributions to Shareholders:
Investor Class	-	(2,589)
Institutional Class	-	(418,813)
Total distributions to shareholders	-	(421,402)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	2,150	151,152
Institutional Class	8,485,288	10,283,416
Reinvestment of distributions:
Investor Class	-	2,589
Institutional Class	-	402,458
Cost of shares redeemed:
Investor Class	(83,350)	(7,969)
Institutional Class	(3,910,224)	(10,508,642)
Net increase (decrease) in net assets from capital transactions	4,493,864	323,004

Total increase (decrease) in net assets	12,909,072	3,521,294

Net Assets:
Beginning of period	43,645,263	40,123,969
End of period	$56,554,335	$43,645,263
Capital Share Transactions:
Shares sold:
Investor Class	148	11,278
Institutional Class	582,449	852,130
Shares reinvested:
Investor Class	-	189
Institutional Class	-	28,996
Shares redeemed:
Investor Class	(5,740)	(647)
Institutional Class	(264,302)	(841,228)
Total increase (decrease) in capital share transactions	312,555	50,718

See accompanying Notes to Financial Statements.

WCM China Quality Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$6,623	$2,711
Net realized gain (loss) on investments and foreign currency transactions	152,524	205,740
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	160,131	154,237
Net increase (decrease) in net assets resulting from operations	319,278	362,688

Distributions to Shareholders:
Investor Class	-	(6,486)
Institutional Class	-	(104,029)
Total distributions to shareholders	-	(110,515)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	9,395	10,773
Institutional Class	75,186	470,097
Reinvestment of distributions:
Investor Class	-	6,486
Institutional Class	-	104,029
Cost of shares redeemed:
Investor Class	(121,399)	(74,477)
Institutional Class	(153,049)	(937,007)
Net increase (decrease) in net assets from capital transactions	(189,867)	(420,099)

Total increase (decrease) in net assets	129,411	(167,926)

Net Assets:
Beginning of period	1,704,247	1,872,173
End of period	$1,833,658	$1,704,247
Capital Share Transactions:
Shares sold:
Investor Class	911	1,109
Institutional Class	7,575	48,244
Shares reinvested:
Investor Class	-	658
Institutional Class	-	10,487
Shares redeemed:
Investor Class	(10,372)	(7,975)
Institutional Class	(14,741)	(95,152)
Total increase (decrease) in capital share transactions	(16,627)	(42,629)

See accompanying Notes to Financial Statements.

WCM Focused International Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$628,401	$394,979
Net realized gain (loss) on investments and foreign currency transactions	4,720,856	2,804,083
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	16,271,811	12,600,048
Net increase (decrease) in net assets resulting from operations	21,621,068	15,799,110

Distributions to Shareholders:
Investor Class	-	(4,242)
Institutional Class	-	(2,158,590)
Total distributions to shareholders	-	(2,162,832)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	3,433,866	403,518
Institutional Class	142,006,008	75,020,218
Reinvestment of distributions:
Investor Class	-	4,215
Institutional Class	-	2,153,500
Cost of shares redeemed:
Investor Class	(98,323)	(18,172)
Institutional Class	(13,227,367)	(3,432,498)
Net increase (decrease) in net assets from capital transactions	132,114,184	74,130,781

Total increase (decrease) in net assets	153,735,252	87,767,059

Net Assets:
Beginning of period	97,198,364	9,431,305
End of period	$250,933,616	$97,198,364
Capital Share Transactions:
Shares sold:
Investor Class	158,536	20,182
Institutional Class	6,472,463	4,185,394
Shares reinvested:
Investor Class	-	212
Institutional Class	-	107,837
Shares redeemed:
Investor Class	(4,553)	(910)
Institutional Class	(613,998)	(180,955)
Total increase (decrease) in capital share transactions	6,012,448	4,131,760

See accompanying Notes to Financial Statements.

WCM Focused International Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$155,835	$2,634
Net realized gain (loss) on investments, foreign currency transactions and deferred non-U.S. taxes	4,518,362	4,677,336
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred non-U.S. taxes	7,589,007	5,184,124
Net increase (decrease) in net assets resulting from operations	12,263,204	9,864,094

Distributions to Shareholders:
Investor Class	-	(6,165)
Institutional Class	-	(210,367)
Total distributions to shareholders	-	(216,532)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	302,082	2,145,838
Institutional Class	76,231,577	13,231,477
Reinvestment of distributions:
Investor Class	-	6,165
Institutional Class	-	209,924
Cost of shares redeemed:
Investor Class	(860,629)	(669,619)
Institutional Class	(5,822,114)	(7,836,156)
Net increase (decrease) in net assets from capital transactions	69,850,916	7,087,629

Total increase (decrease) in net assets	82,114,120	16,735,191

Net Assets:
Beginning of period	51,239,235	34,504,044
End of period	$133,353,355	$51,239,235
Capital Share Transactions:
Shares sold:
Investor Class	22,593	171,278
Institutional Class	5,287,947	1,048,276
Shares reinvested:
Investor Class	-	482
Institutional Class	-	16,286
Shares redeemed:
Investor Class	(62,392)	(54,654)
Institutional Class	(422,376)	(719,724)
Total increase (decrease) in capital share transactions	4,825,772	461,944

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets ex China Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2026 (Unaudited)	For the Year Ended December 31, 2025
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$96,935	$75,742
Net realized gain (loss) on investments, foreign currency transactions and deferred non-U.S. taxes	5,552,772	2,375,083
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations and deferred non-U.S. taxes	7,108,449	4,970,957
Net increase (decrease) in net assets resulting from operations	12,758,156	7,421,782

Distributions to Shareholders:
Investor Class	-	(1,318)
Institutional Class	-	(1,838,821)
Total distributions to shareholders	-	(1,840,139)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	5,225	-
Institutional Class	4,153,218	9,230,795
Reinvestment of distributions:
Investor Class	-	1,317
Institutional Class	-	1,838,822
Cost of shares redeemed:
Institutional Class	(6,974,648)	(3,578,430)
Net increase (decrease) in net assets from capital transactions	(2,816,205)	7,492,504

Total increase (decrease) in net assets	9,941,951	13,074,147

Net Assets:
Beginning of period	27,557,871	14,483,724
End of period	$37,499,822	$27,557,871
Capital Share Transactions:
Shares sold:
Investor Class	220	-
Institutional Class	181,949	571,940
Shares reinvested:
Investor Class	-	73
Institutional Class	-	101,874
Shares redeemed:
Institutional Class	(314,549)	(203,496)
Total increase (decrease) in capital share transactions	(132,380)	470,391

See accompanying Notes to Financial Statements.

WCM Select Global Growth Fund

STATEMENT OF CHANGES IN NET ASSETS

For the Period January 30, 2026* through June 30, 2026 (Unaudited)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(438)
Net realized gain (loss) on investments and foreign currency transactions	(9,077)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	411,011
Net increase (decrease) in net assets resulting from operations	401,496

Capital Transactions:
Net proceeds from shares sold:
Investor Class	280,500
Institutional Class	4,944,197
Cost of shares redeemed:
Institutional Class	(156,935)
Net increase (decrease) in net assets from capital transactions	5,067,762

Total increase (decrease) in net assets	5,469,258

Net Assets:
Beginning of period	-
End of period	$5,469,258
Capital Share Transactions:
Shares sold:
Investor Class	26,841
Institutional Class	490,327
Shares redeemed:
Institutional Class	(15,326)
Total increase (decrease) in capital share transactions	501,842

*	Commencement of operations.

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2026	For the Year Ended December 31,			For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	(Unaudited)	2025	2024	2023	2022^	2022	2021
Net asset value, beginning of period	$24.46	$21.42	$22.44	$19.44	$20.43	$26.00	$17.10
Income from Investment Operations:
Net investment income (loss)[1]	0.05	(0.05)	(0.03)	(0.05)	(0.04)	(0.18)	(0.14)
Net realized and unrealized gain (loss)	3.76	4.45	1.73	3.20	(0.93)	(4.12)	9.39
Total from investment operations	3.81	4.40	1.70	3.15	(0.97)	(4.30)	9.25

Less Distributions:
From net investment income	-	(0.15)	-	-	-	-	(0.01)
From net realized gain	-	(1.21)	(2.72)	(0.15)	(0.02)	(1.27)	(0.34)
Total distributions	-	(1.36)	(2.72)	(0.15)	(0.02)	(1.27)	(0.35)
Net asset value, end of period	$28.27	$24.46	$21.42	$22.44	$19.44	$20.43	$26.00

Total return[2]	15.58%[3]	20.56%	6.71%	16.24%	(4.75)%[3]	(17.75)%	54.28%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$829,237	$752,615	$685,789	$719,670	$695,036	$1,106,334	$1,537,934

Ratio of expenses to average net assets:	1.30%[4,5]	1.30%[5]	1.29%[5]	1.29%[5]	1.29%[4]	1.31%	1.30%
Ratio of net investment income (loss) to average net assets:	0.37%[4]	(0.19)%	(0.13)%	(0.22)%	(0.34)%[4]	(0.68)%	(0.62)%

Portfolio turnover rate	26%[3]	23%	36%	33%	17%[3]	23%	25%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If interest expense and tax expense had been excluded, the expense ratios would have been lowered by 0.00%, 0.00%, 0.00%, and 0.00% for the six months ended June 30, 2026 and for the years ended December 31, 2025, 2024 and 2023, respectively.

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2026	For the Year Ended December 31,			For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	(Unaudited)	2025	2024	2023	2022^	2022	2021
Net asset value, beginning of period	$24.88	$21.76	$22.76	$19.66	$20.64	$26.18	$17.17
Income from Investment Operations:
Net investment income (loss)[1]	0.08	0.01	0.03	0.01	(0.01)	(0.11)	(0.08)
Net realized and unrealized gain (loss)	3.83	4.53	1.75	3.24	(0.95)	(4.16)	9.44
Total from investment operations	3.91	4.54	1.78	3.25	(0.96)	(4.27)	9.36

Less Distributions:
From net investment income	-	(0.21)	(0.06)	-	-	-	(0.01)
From net realized gain	-	(1.21)	(2.72)	(0.15)	(0.02)	(1.27)	(0.34)
Total distributions	-	(1.42)	(2.78)	(0.15)	(0.02)	(1.27)	(0.35)
Net asset value, end of period	$28.79	$24.88	$21.76	$22.76	$19.66	$20.64	$26.18

Total return[2]	15.72%[3]	20.90%	6.95%	16.56%	(4.65)%[3]	(17.51)%	54.73%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$21,669,067	$19,360,938	$16,559,694	$16,758,010	$15,390,849	$19,083,250	$22,891,438

Ratio of expenses to average net assets:	1.05%[4,5]	1.05%[5]	1.04%[5]	1.04%[5]	1.04%[4]	1.06%	1.05%
Ratio of net investment income (loss) to average net assets:	0.62%[4]	0.06%	0.12%	0.03%	(0.09)%[4]	(0.43)%	(0.37)%

Portfolio turnover rate	26%[3]	23%	36%	33%	17%[3]	23%	25%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If interest expense and tax expense had been excluded, the expense ratios would have been lowered by 0.00%, 0.00%, 0.00%, and 0.00% for the six months ended June 30, 2026 and for the years ended December 31, 2025, 2024 and 2023, respectively.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2026	For the Year Ended December 31,			For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	(Unaudited)	2025	2024	2023	2022^	2022	2021
Net asset value, beginning of period	$19.08	$14.55	$13.25	$12.73	$14.00	$19.89	$12.71
Income from Investment Operations:
Net investment income (loss)[1]	0.04	-	(0.04)	0.03	0.01	(0.11)	(0.19)
Net realized and unrealized gain (loss)	5.22	4.53	1.34	0.51	(1.24)	(4.96)	7.54
Total from investment operations	5.26	4.53	1.30	0.54	(1.23)	(5.07)	7.35

Less Distributions:
From net investment income	-	-	-	(0.02)	(0.04)	-	-
From net realized gain	-	-	-	-	-	(0.82)	(0.17)
Total distributions	-	-	-	(0.02)	(0.04)	(0.82)	(0.17)
Net asset value, end of period	$24.34	$19.08	$14.55	$13.25	$12.73	$14.00	$19.89

Total return[2]	27.57%[3]	31.13%	9.81%	4.25%	(8.78)%[3]	(26.54)%	57.93%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$142,578	$121,733	$91,033	$89,359	$125,641	$141,593	$55,369

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.60%[4,5]	1.63%[5]	1.56%[5]	1.52%	1.62%[4]	1.59%	1.53%
After fees waived and expenses absorbed	1.50%[4,5]	1.50%[5]	1.51%[5]	1.50%	1.50%[4]	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.31%[4]	(0.12)%	(0.33)%	0.21%	0.00%[4]	(0.71)%	(1.07)%
After fees waived and expenses absorbed	0.41%[4]	0.01%	(0.28)%	0.23%	0.12%[4]	(0.62)%	(1.04)%

Portfolio turnover rate	42%[3]	57%	67%	62%	18%[3]	39%	35%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If tax expense and interest expense had been excluded, the expense ratios would have been lowered by 0.00%, 0.00% and 0.01%, for the six months ended June 30, 2026 and for the years ended December 31, 2025 and 2024, respectively.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2026	For the Year Ended December 31,			For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	(Unaudited)	2025	2024	2023	2022^	2022	2021
Net asset value, beginning of period	$19.39	$14.75	$13.40	$12.88	$14.16	$20.06	$12.78
Income from Investment Operations:
Net investment income (loss)[1]	0.07	0.04	-	0.06	0.03	(0.07)	(0.15)
Net realized and unrealized gain (loss)	5.31	4.60	1.35	0.52	(1.25)	(5.01)	7.60
Total from investment operations	5.38	4.64	1.35	0.58	(1.22)	(5.08)	7.45

Less Distributions:
From net investment income	-	-	-	(0.06)	(0.06)	-	-
From net realized gain	-	-	-	-	-	(0.82)	(0.17)
Total distributions	-	-	-	(0.06)	(0.06)	(0.82)	(0.17)
Net asset value, end of period	$24.77	$19.39	$14.75	$13.40	$12.88	$14.16	$20.06

Total return[2]	27.75%[3]	31.46%	10.07%	4.54%	(8.62)%[3]	(26.36)%	58.39%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$953,411	$772,738	$819,437	$1,101,465	$1,309,276	$1,717,091	$2,116,203

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.35%[4,5]	1.38%[5]	1.31%[5]	1.27%	1.37%[4]	1.34%	1.28%
After fees waived and expenses absorbed	1.25%[4,5]	1.25%[5]	1.26%[5]	1.25%	1.25%[4]	1.25%	1.25%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.56%[4]	0.13%	(0.08)%	0.46%	0.25%[4]	(0.46)%	(0.82)%
After fees waived and expenses absorbed	0.66%[4]	0.26%	(0.03)%	0.48%	0.37%[4]	(0.37)%	(0.79)%

Portfolio turnover rate	42%[3]	57%	67%	62%	18%[3]	39%	35%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If tax expense and interest expense had been excluded, the expense ratios would have been lowered by 0.00%, 0.00% and 0.01%, for the six months ended June 30, 2026 and for the years ended December 31, 2025 and 2024, respectively.

See accompanying Notes to Financial Statements.

WCM International Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2026	For the Year Ended December 31,			For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	(Unaudited)	2025	2024	2023	2022^	2022	2021
Net asset value, beginning of period	$24.34	$20.77	$20.16	$16.49	$20.22	$28.63	$16.80
Income from Investment Operations:
Net investment income (loss)[1]	0.03	(0.06)	0.06	0.05	(0.02)	(0.18)	(0.19)
Net realized and unrealized gain (loss)	3.03	3.83	0.82	3.62	(3.71)	(5.30)	12.76
Net increase from payments by affiliates	-	-	-	-	-	-	- [2]
Total from investment operations	3.06	3.77	0.88	3.67	(3.73)	(5.48)	12.57

Less Distributions:
From net investment income	-	(0.20)	(0.27)	-	-	-	-
From net realized gain	-	-	-	-	-	(2.93)	(0.74)
Total distributions	-	(0.20)	(0.27)	-	-	(2.93)	(0.74)
Net asset value, end of period	$27.40	$24.34	$20.77	$20.16	$16.49	$20.22	$28.63

Total return[3]	12.57%[4]	18.14%	4.32%	22.26%	(18.45)%[4]	(22.04)%	75.46%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$249,183	$313,305	$291,544	$311,472	$293,250	$533,268	$768,496

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.40%[6,7]	1.39%[7]	1.32%[7]	1.33%[7]	1.48%[6]	1.34%	1.34%
After fees waived and expenses absorbed	1.26%[6,7]	1.26%[7]	1.26%[7]	1.25%[7]	1.25%[6]	1.25%	1.25%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.10%[6]	(0.37)%	0.22%	0.18%	(0.44)%[6]	(0.73)%	(0.84)%
After fees waived and expenses absorbed	0.24%[6]	(0.24)%	0.28%	0.26%	(0.21)%[6]	(0.64)%	(0.75)%

Portfolio turnover rate	84%[4]	116%	107%	81%	56%[4]	87%	82%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor reimbursed the Fund $2,951 for losses from a trade error. Payment had no impact to the total return.
[6]	Annualized.
[7]	If interest expense and tax reclaim service fees had been excluded, the expense ratios would have been lowered by 0.01%, 0.01%, 0.01% and 0.00% for the six months ended June 30, 2026, and for the years ended December 31, 2025, 2024 and 2023, respectively.

See accompanying Notes to Financial Statements.

WCM Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2026	For the Year Ended December 31,			For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	(Unaudited)	2025	2024	2023	2022^	2022	2021
Net asset value, beginning of period	$13.55	$12.69	$12.20	$10.55	$11.00	$15.71	$9.27
Income from Investment Operations:
Net investment income (loss)[1]	(0.06)	(0.10)	(0.08)	(0.07)	(0.06)	(0.16)	(0.16)
Net realized and unrealized gain (loss)	2.74	1.09	0.57	1.72	(0.37)	(3.28)	6.75
Total from investment operations	2.68	0.99	0.49	1.65	(0.43)	(3.44)	6.59

Less Distributions:
From net realized gain	-	(0.13)	-	-	(0.02)	(1.27)	(0.15)
Total distributions	-	(0.13)	-	-	(0.02)	(1.27)	(0.15)
Net asset value, end of period	$16.23	$13.55	$12.69	$12.20	$10.55	$11.00	$15.71

Total return[2]	17.79%[3]	7.82%	4.02%	15.64%	(3.92)%[3]	(23.65)%	71.37%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$56,331	$265	$111	$107	$94	$79	$78

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.00%[4,5]	2.04%[5]	2.04%[5]	2.11%	2.19%[4]	1.85%	2.33%
After fees waived and expenses absorbed	1.24%[4,5]	1.24%[5]	1.24%[5]	1.24%	1.30%[4,6]	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.61)%[4]	(1.56)%	(1.45)%	(1.52)%	(1.74)%[4]	(1.48)%	(2.08)%
After fees waived and expenses absorbed	(0.85)%[4]	(0.76)%	(0.65)%	(0.65)%	(0.85)%[4]	(1.13)%	(1.25)%

Portfolio turnover rate	43%[3]	89%	83%	48%	45%[3]	57%	51%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If interest expense and tax expense had been excluded, the expense ratios would have been lowered by 0.00%, 0.00%, and 0.00% for the six months ended June 30, 2026 and for the years ended December 31, 2025 and 2024, respectively.
[6]	Effective July 1, 2022, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.24%. Prior to July 1, 2022, the annual fund operating expense limitation was 1.50%.

See accompanying Notes to Financial Statements.

WCM Small Cap Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2026	For the Year Ended December 31,			For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	(Unaudited)	2025	2024	2023	2022^	2022	2021
Net asset value, beginning of period	$13.76	$12.86	$12.33	$10.64	$11.07	$15.77	$9.28
Income from Investment Operations:
Net investment income (loss)[1]	(0.04)	(0.07)	(0.05)	(0.05)	(0.04)	(0.12)	(0.14)
Net realized and unrealized gain (loss)	2.24	1.10	0.58	1.74	(0.37)	(3.31)	6.78
Total from investment operations	2.20	1.03	0.53	1.69	(0.41)	(3.43)	6.64

Less Distributions:
From net realized gain	-	(0.13)	-	-	(0.02)	(1.27)	(0.15)
Total distributions	-	(0.13)	-	-	(0.02)	(1.27)	(0.15)
Net asset value, end of period	$15.96	$13.76	$12.86	$12.33	$10.64	$11.07	$15.77

Total return[2]	17.95%[3]	8.03%	4.30%	15.88%	(3.72)%[3]	(23.49)%	71.84%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$223	$43,380	$40,013	$40,420	$32,916	$40,438	$58,164

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.75%[4,5]	1.79%[5]	1.79%[5]	1.86%	1.94%[4]	1.60%	2.08%
After fees waived and expenses absorbed	0.99%[4,5]	0.99%[5]	0.99%[5]	0.99%	1.05%[4,6]	1.25%	1.25%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.36)%[4]	(1.31)%	(1.20)%	(1.27)%	(1.49)%[4]	(1.23)%	(1.83)%
After fees waived and expenses absorbed	(0.60)%[4]	(0.51)%	(0.40)%	(0.40)%	(0.60)%[4]	(0.88)%	(1.00)%

Portfolio turnover rate	43%[3]	89%	83%	48%	45%[3]	57%	51%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If interest expense and tax expense had been excluded, the expense ratios would have been lowered by 0.00%, 0.00%, and 0.00% for the six months ended June 30, 2026 and for the years ended December 31, 2025 and 2024, respectively.
[6]	Effective July 1, 2022, the Advisor has contractually agreed to limit the annual fund operating expenses to 0.99%. Prior to July 1, 2022, the annual fund operating expense limitation was 1.25%.

See accompanying Notes to Financial Statements.

WCM China Quality Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30,	For the Year Ended December 31,			For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	2026 (Unaudited)	2025	2024	2023	2022^	2022	2021
Net asset value, beginning of period	$9.78	$8.62	$9.07	$11.22	$11.19	$18.05	$10.65
Income from Investment Operations:
Net investment income (loss)[1]	0.03	(0.01)	0.08	0.05	0.02	(0.11)	(0.17)
Net realized and unrealized gain (loss)	1.81	1.82	(0.36)	(2.13)	0.03	(5.44)	7.95
Net increase from payments by affiliates	-	-	-	-	-	-	- [2]
Total from investment operations	1.84	1.81	(0.28)	(2.08)	0.05	(5.55)	7.78

Less Distributions:
From net investment income	-	(0.65)	(0.17)	(0.07)	(0.02)	-	-
From net realized gain	-	-	-	-	-	(1.31)	(0.38)
Total distributions	-	(0.65)	(0.17)	(0.07)	(0.02)	(1.31)	(0.38)
Net asset value, end of period	$11.62	$9.78	$8.62	$9.07	$11.22	$11.19	$18.05

Total return[3]	18.81%[4]	20.96%	(3.05)%	(18.49)%	0.42%[4]	(32.83)%	73.73%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$21	$110	$150	$131	$157	$138	$177

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	19.83%[6,7]	18.16%[7]	13.45%[7,8]	5.46%[8]	4.52%[6]	3.92%	6.21%
After fees waived and expenses absorbed	1.51%[6,7]	1.52%[7]	1.63%[7,8]	1.50%[8]	1.50%[6]	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(17.76)%[6]	(16.73)%	(10.94)%	(3.46)%	(2.70)%[6]	(3.09)%	(5.72)%
After fees waived and expenses absorbed	0.56%[6]	(0.09)%	0.88%	0.50%	0.32%[6]	(0.67)%	(1.01)%

Portfolio turnover rate	85%[4]	92%	74%	57%	26%[4]	56%	57%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor reimbursed the Fund $1,692 for losses from a trade error. This reimbursement had a positive 0.10% impact on the total return.
[6]	Annualized.
[7]	If interest expense had been excluded, the expense ratios would have been lowered by 0.01%, 0.02%, 0.13% for the six months ended June 30, 2026 and for the years ended December 31, 2025 and 2024, respectively.
[8]	If tax expense had been excluded, the expense ratios would have been lowered by 0.00% and 0.00% for the years ended December 31, 2024 and 2023, respectively.

See accompanying Notes to Financial Statements.

WCM China Quality Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2026	For the Year Ended December 31,			For the Period May 1, 2022 through December 31,	For the Year Ended April 30,
	(Unaudited)	2025	2024	2023	2022^	2022	2021
Net asset value, beginning of period	$9.84	$8.68	$9.12	$11.28	$11.25	$18.10	$10.65
Income from Investment Operations:
Net investment income (loss)[1]	0.04	0.02	0.10	0.08	0.04	(0.07)	(0.12)
Net realized and unrealized gain (loss)	1.83	1.82	(0.35)	(2.14)	0.02	(5.47)	7.95
Net increase from payments by affiliates	-	-	-	-	-	-	- [2]
Total from investment operations	1.87	1.84	(0.25)	(2.06)	0.06	(5.54)	7.83

Less Distributions:
From net investment income	-	(0.68)	(0.19)	(0.10)	(0.03)	-	-
From net realized gain	-	-	-	-	-	(1.31)	(0.38)
Total distributions	-	(0.68)	(0.19)	(0.10)	(0.03)	(1.31)	(0.38)
Net asset value, end of period	$11.71	$9.84	$8.68	$9.12	$11.28	$11.25	$18.10

Total return[3]	19.11%[4]	21.19%	(2.73)%	(18.26)%	0.57%[4]	(32.68)%	74.20%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,813	$1,594	$1,722	$4,451	$6,849	$10,629	$13,605

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	19.58%[6,7]	17.91%[7]	13.20%[7,8]	5.21%[8]	4.27%[6]	3.67%	5.96%
After fees waived and expenses absorbed	1.26%[6,7]	1.27%[7]	1.38%[7,8]	1.25%[8]	1.25%[6]	1.25%	1.25%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(17.50)%[6]	(16.48)%	(10.69)%	(3.21)%	(2.45)%[6]	(2.84)%	(5.47)%
After fees waived and expenses absorbed	0.82%[6]	0.16%	1.13%	0.75%	0.57%[6]	(0.42)%	(0.76)%

Portfolio turnover rate	85%[4]	92%	74%	57%	26%[4]	56%	57%

^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	The Advisor reimbursed the Fund $1,692 for losses from a trade error. This reimbursement had a positive 0.10% impact on the total return.
[6]	Annualized.
[7]	If interest expense had been excluded, the expense ratios would have been lowered by 0.01%, 0.02%, 0.13% for the six months ended June 30, 2026 and for the years ended December 31, 2025 and 2024, respectively.
[8]	If tax expense had been excluded, the expense ratios would have been lowered by 0.00% and 0.00% for the years ended December 31, 2024 and 2023, respectively.

See accompanying Notes to Financial Statements.

WCM Focused International Equity Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2026	For the Year Ended December 31,			For the Period May 1, 2022 through December 31,	For the Year Ended April 30,	For the Period June 29, 2020* through April 30, 2021
	(Unaudited)	2025	2024	2023	2022^	2022	(Unaudited)
Net asset value, beginning of period	$20.29	$14.74	$13.31	$11.35	$12.04	$14.22	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.06	0.09	0.11	0.05	0.05	- [2]	(0.03)
Net realized and unrealized gain (loss)	2.79	5.90	1.51	2.00	(0.70)	(2.18)	4.25
Total from investment operations	2.85	5.99	1.62	2.05	(0.65)	(2.18)	4.22

Less Distributions:
From net investment income	-	(0.31)	(0.19)	(0.09)	(0.04)	-	-
From net realized gain	-	(0.13)	-	-	-	- [2]	-
Total distributions	-	(0.44)	(0.19)	(0.09)	(0.04)	- [2]	-
Net asset value, end of period	$23.14	$20.29	$14.74	$13.31	$11.35	$12.04	$14.22

Total return[3]	14.05%[4]	40.74%	12.14%	18.08%	(5.43)%[4]	(15.31)%	42.20%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,104	$473	$57	$28	$48	$78	$49

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.50%[5]	1.88%[6]	4.13%[6]	3.61%[6]	2.88%[5]	4.36%	18.35%[5]
After fees waived and expenses absorbed	1.10%[5]	1.10%[6]	1.33%[6,7]	1.51%[6]	1.50%[5]	1.50%	1.50%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.16%[5]	(0.27)%	(2.05)%	(1.68)%	(0.76)%[5]	(2.86)%	(17.16)%[5]
After fees waived and expenses absorbed	0.56%[5]	0.51%	0.75%	0.42%	0.62%[5]	0.00%	(0.31)%[5]

Portfolio turnover rate	20%[4]	31%	47%	38%	43%[4]	23%	12%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If interest expense and tax expense had been excluded, the expense ratios would have been lowered by 0.00%, 0.04% and 0.01% for the years ended December 31, 2025, 2024 and 2023, respectively.
[7]	Effective July 1, 2024, the Advisor has contractually agreed to limit the annual operating expenses to 1.10%. Prior to July 1, 2024, the Advisor had contractually agreed to limit the annual operating expenses to 1.50%.

See accompanying Notes to Financial Statements.

WCM Focused International Equity Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2026	For the Year Ended December 31,			For the Period May 1, 2022 through December 31,	For the Year Ended April 30,	For the Period June 29, 2020* through April 30, 2021
	(Unaudited)	2025	2024	2023	2022^	2022	(Unaudited)
Net asset value, beginning of period	$20.38	$14.79	$13.34	$11.38	$12.09	$14.24	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.09	0.14	0.15	0.08	0.07	0.04	(0.01)
Net realized and unrealized gain (loss)	2.81	5.92	1.52	2.01	(0.71)	(2.19)	4.25
Total from investment operations	2.90	6.06	1.67	2.09	(0.64)	(2.15)	4.24

Less Distributions:
From net investment income	-	(0.34)	(0.22)	(0.13)	(0.07)	- [2]	-
From net realized gain	-	(0.13)	-	-	-	- [2]	-
Total distributions	-	(0.47)	(0.22)	(0.13)	(0.07)	- [2]	-
Net asset value, end of period	$23.28	$20.38	$14.79	$13.34	$11.38	$12.09	$14.24

Total return[3]	14.23%[4]	41.03%	12.43%	18.43%	(5.28)%[4]	(15.07)%	42.40%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$246,830	$96,725	$9,375	$11,042	$16,030	$16,775	$3,194

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.25%[5]	1.63%[6]	3.88%[6]	3.36%[6]	2.63%[5]	4.11%	18.10%[5]
After fees waived and expenses absorbed	0.85%[5]	0.85%[6]	1.08%[6,7]	1.26%[6]	1.25%[5]	1.25%	1.25%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.41%[5]	(0.02)%	(1.80)%	(1.43)%	(0.51)%[5]	(2.61)%	(16.91)%[5]
After fees waived and expenses absorbed	0.81%[5]	0.76%	1.00%	0.67%	0.87%[5]	0.25%	(0.06)%[5]

Portfolio turnover rate	20%[4]	31%	47%	38%	43%[4]	23%	12%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If interest expense and tax expense had been excluded, the expense ratios would have been lowered by 0.00%, 0.04% and 0.01% for the years ended December 31, 2025, 2024 and 2023, respectively.
[7]	Effective July 1, 2024, the Advisor has contractually agreed to limit the annual operating expenses to 0.85%. Prior to July 1, 2024, the Advisor had contractually agreed to limit the annual operating expenses to 1.25%.

See accompanying Notes to Financial Statements.

WCM Focused International Opportunities Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2026	For the Year Ended December 31,			For the Period May 1, 2022 through December 31,	For the Year Ended April 30,	For the Period March 30, 2021* through April 30, 2021
	(Unaudited)	2025	2024	2023	2022^	2022	(Unaudited)
Net asset value, beginning of period	$12.84	$9.80	$9.55	$7.62	$8.33	$10.85	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.01	(0.03)	(0.02)	(0.01)	(0.02)	(0.11)	- [2]
Net realized and unrealized gain (loss)	2.20	3.11	0.44	1.96	(0.69)	(2.40)	0.85
Total from investment operations	2.21	3.08	0.42	1.95	(0.71)	(2.51)	0.85

Less Distributions:
From net investment income	-	(0.04)	(0.17)	(0.02)	-	-	-
From net realized gain	-	-	-	-	-	(0.01)	-
Total distributions	-	(0.04)	(0.17)	(0.02)	-	(0.01)	-
Net asset value, end of period	$15.05	$12.84	$9.80	$9.55	$7.62	$8.33	$10.85

Total return[3]	17.21%[4]	31.45%	4.34%	25.65%	(8.52)%[4]	(23.14)%	8.50%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,388	$1,696	$147	$142	$87	$92	$11

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.94%[5,6]	2.32%[6]	2.12%[6]	2.30%	2.84%[5]	5.20%	60.78%[5]
After fees waived and expenses absorbed	1.25%[5,6]	1.31%[6,7]	1.50%[6]	1.50%	1.50%[5]	1.50%	1.50%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.49)%[5]	(1.25)%	(0.82)%	(0.89)%	(1.72)%[5]	(4.77)%	(59.25)%[5]
After fees waived and expenses absorbed	0.20%[5]	(0.24)%	(0.20)%	(0.09)%	(0.38)%[5]	(1.07)%	0.03%[5]

Portfolio turnover rate	61%[4]	112%	115%	87%	74%[4]	59%	3%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If interest expense and tax expense had been excluded, the expense ratios would have been lowered by 0.00%, 0.01% and 0.00% for the six months ended June 30, 2026 and for the years ended December 31, 2025 and 2024, respectively.
[7]	Effective April 1, 2025, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.25%. Prior to April 1, 2025, the annual fund operating expense limitation was 1.50%.

See accompanying Notes to Financial Statements.

WCM Focused International Opportunities Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2026	For the Year Ended December 31,			For the Period May 1, 2022 through December 31,	For the Year Ended April 30,	For the Period March 30, 2021* through April 30, 2021
	(Unaudited)	2025	2024	2023	2022^	2022	(Unaudited)
Net asset value, beginning of period	$12.94	$9.86	$9.59	$7.66	$8.35	$10.86	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.03	-	0.01	0.01	(0.01)	(0.09)	- [2]
Net realized and unrealized gain (loss)	2.21	3.13	0.46	1.96	(0.68)	(2.41)	0.86
Total from investment operations	2.24	3.13	0.47	1.97	(0.69)	(2.50)	0.86

Less Distributions:
From net investment income	-	(0.05)	(0.20)	(0.04)	-	-	-
From net realized gain	-	-	-	-	-	(0.01)	-
Total distributions	-	(0.05)	(0.20)	(0.04)	-	(0.01)	-
Net asset value, end of period	$15.18	$12.94	$9.86	$9.59	$7.66	$8.35	$10.86

Total return[3]	17.40%[4]	31.80%	4.74%	25.80%	(8.26)%[4]	(23.02)%	8.60%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$131,965	$49,543	$34,357	$36,829	$24,276	$21,038	$766

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.69%[5,6]	2.07%[6]	1.87%[6]	2.05%	2.59%[5]	4.95%	60.53%[5]
After fees waived and expenses absorbed	1.00%[5,6]	1.06%[6,7]	1.25%[6]	1.25%	1.25%[5]	1.25%	1.25%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.24)%[5]	(1.00)%	(0.57)%	(0.64)%	(1.47)%[5]	(4.52)%	(59.00)%[5]
After fees waived and expenses absorbed	0.45%[5]	0.01%	0.05%	0.16%	(0.13)%[5]	(0.82)%	0.28%[5]

Portfolio turnover rate	61%[4]	112%	115%	87%	74%[4]	59%	3%[4]

*	Commencement of operations.
^	Fiscal year end changed to December 31, effective December 14, 2022.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If interest expense and tax expense had been excluded, the expense ratios would have been lowered by 0.00%, 0.01% and 0.00% for the six months ended June 30, 2026 and for the years ended December 31, 2025 and 2024, respectively.
[7]	Effective April 1, 2025, the Advisor has contractually agreed to limit the annual fund operating expenses to 1.00%. Prior to April 1, 2025, the annual fund operating expense limitation was 1.25%.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets ex China Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2026	For the Year Ended December 31,			For the Period December 29, 2022* through December 31, 2022
	(Unaudited)	2025	2024	2023	(Unaudited)
Net asset value, beginning of period	$18.50	$14.24	$12.75	$9.91	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.04	0.02	(0.01)	0.02	-
Net realized and unrealized gain (loss)	9.06	5.52	1.93	2.82	(0.09)
Total from investment operations	9.10	5.54	1.92	2.84	(0.09)

Less Distributions:
From net investment income	-	-	-	- [2]	-
From net realized gain	-	(1.28)	(0.43)	-	-
Total distributions	-	(1.28)	(0.43)	-	-
Net asset value, end of period	$27.60	$18.50	$14.24	$12.75	$9.91

Total return[3]	49.19%[4]	39.15%	14.91%	28.70%	(0.90)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$37	$20	$15	$13	$10

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.66%[5,6]	3.16%[6]	4.78%	16.78%	416.99%[5]
After fees waived and expenses absorbed	1.51%[5,6]	1.50%[6]	1.50%	1.50%	1.50%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.77)%[5]	(1.56)%	(3.33)%	(15.07)%	(416.99)%[5]
After fees waived and expenses absorbed	0.38%[5]	0.10%	(0.05)%	0.21%	(1.50)%[5]

Portfolio turnover rate	51%[4]	66%	65%	37%	-%[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If interest expense had been excluded, the expense ratios would have been lowered by 0.01% and 0.00% for the six months ended June 30, 2026 and for the year ended December 31, 2025, respectively.

See accompanying Notes to Financial Statements.

WCM Focused Emerging Markets ex China Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2026	For the Year Ended December 31,			For the Period December 29, 2022* through December 31, 2022
	(Unaudited)	2025	2024	2023	(Unaudited)
Net asset value, beginning of period	$18.53	$14.25	$12.75	$9.91	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	0.07	0.06	0.03	0.05	-
Net realized and unrealized gain (loss)	9.09	5.53	1.93	2.82	(0.09)
Total from investment operations	9.16	5.59	1.96	2.87	(0.09)

Less Distributions:
From net investment income	-	(0.03)	(0.03)	(0.03)	-
From net realized gain	-	(1.28)	(0.43)	-	-
Total distributions	-	(1.31)	(0.46)	(0.03)	-
Net asset value, end of period	$27.69	$18.53	$14.25	$12.75	$9.91

Total return[2]	49.43%[3]	39.49%	15.21%	29.00%	(0.90)%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$37,463	$27,537	$14,469	$6,547	$485

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.41%[4,5]	2.91%[5]	4.53%	16.53%	416.74%[4]
After fees waived and expenses absorbed	1.26%[4,5]	1.25%[5]	1.25%	1.25%	1.25%[4]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.52)%[4]	(1.31)%	(3.08)%	(14.82)%	(416.74)%[4]
After fees waived and expenses absorbed	0.63%[4]	0.35%	0.20%	0.46%	(1.25)%[4]

Portfolio turnover rate	51%[3]	66%	65%	37%	-%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If interest expense had been excluded, the expense ratios would have been lowered by 0.01% and 0.00% for the six months ended June 30, 2026 and for the year ended December 31, 2025, respectively.

See accompanying Notes to Financial Statements.

WCM Select Global Growth Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period January 30, 2026* through June 30, 2026
(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.01)
Net realized and unrealized gain (loss)	0.90
Total from investment operations	0.89
Net asset value, end of period	$10.89

Total return[2]	8.90%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$292

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	15.14%[4,5]
After fees waived and expenses absorbed	1.25%[4,5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(14.09)%[4]
After fees waived and expenses absorbed	(0.20)%[4]

Portfolio turnover rate	19%[3]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.
[5]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the period ended June 30, 2026.

See accompanying Notes to Financial Statements.

WCM Select Global Growth Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period January 30, 2026* through June 30, 2026
(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income (loss)[1]	- [2]
Net realized and unrealized gain (loss)	0.90
Total from investment operations	0.90
Net asset value, end of period	$10.90

Total return[3]	9.00%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5,177

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	14.89%[5,6]
After fees waived and expenses absorbed	1.00%[5,6]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(13.84)%[5]
After fees waived and expenses absorbed	0.05%[5]

Portfolio turnover rate	19%[4]

*	Commencement of operations.
[1]	Calculated based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	If interest expense had been excluded, the expense ratios would have been lowered by 0.00% for the period ended June 30, 2026.

See accompanying Notes to Financial Statements.

WCM Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2026 (Unaudited)

Note 1 – Organization

WCM Focused International Growth Fund (‘‘International Growth” or “International Growth Fund”), WCM Focused Emerging Markets Fund (“Emerging Markets” or “Emerging Markets Fund”), WCM International Small Cap Growth Fund (the ‘‘International Small Cap Growth” or “International Small Cap Growth Fund”), WCM Small Cap Growth Fund (“Small Cap Growth” or “Small Cap Growth Fund”), WCM China Quality Growth Fund (“China Quality Growth” or “China Quality Growth Fund”), WCM Focused International Equity Fund (“International Equity” or “International Equity Fund”) (formerly WCM Focused International Value Fund), WCM Focused International Opportunities Fund (“International Opportunities” or “International Opportunities Fund”), WCM Focused Emerging Markets ex China Fund (“Emerging Markets ex China” or “Emerging Markets ex China Fund”), and WCM Select Global Growth Fund (“Select Global Growth” or “Select Global Growth Fund”), (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The International Growth Fund, Emerging Markets Fund, International Small Cap Growth Fund, Small Cap Growth Fund, International Equity Fund, International Opportunities Fund, and Emerging Markets ex China Fund are diversified Funds. The China Quality Growth Fund and Select Global Growth Fund are non-diversified Funds.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	Institutional Class	Investor Class
International Growth Fund	Provide long-term capital appreciation	5/31/2011	8/31/2011
Emerging Markets Fund	Provide long-term capital appreciation	6/28/2013	6/28/2013
International Small Cap Growth Fund	Provide long-term capital appreciation	11/30/2015	-
Small Cap Growth Fund	Provide long-term capital appreciation	10/30/2019	10/30/2019
China Quality Growth Fund	Provide long-term capital appreciation	3/31/2020	3/31/2020
International Equity Fund	Provide long-term capital appreciation	6/29/2020	6/29/2020
International Opportunities Fund	Provide long-term capital appreciation	3/30/2021	3/30/2021
Emerging Markets ex China Fund	Provide long-term capital appreciation	12/29/2022	12/29/2022
Select Global Growth Fund	Provide long-term capital appreciation	1/30/2026	1/30/2026

The shares of each class of each Fund represent an interest in the same portfolio of investments of each particular Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the Funds’ Advisor is deemed to be the Chief Operating Decision Maker with respect to the Funds' investment decisions.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which each Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares relative net assets. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

(c) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

(e) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2026 and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Certain funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

(g) Illiquid Securities.

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

(h) Warrants and Rights

The Funds may invest in warrants or rights (including those acquired in units or attached to other securities) that entitle (but do not obligate) the holder to buy equity securities at a specific price for a specific period of time but will do so only if such equity securities are deemed appropriate by the Advisor. Rights are similar to warrants but typically have a shorter duration and are issued by a company to existing stockholders to provide those holders the right to purchase additional shares of stock at a later date. Warrants and rights do not have voting rights, do not earn dividends, and do not entitle the holder to any rights with respect to the assets of the company that has issued them. They do not represent ownership of the underlying companies but only the right to purchase shares of those companies at a specified price on or before a specified exercise date. Warrants and rights tend to be more volatile than the underlying stock, and if at a warrant’s expiration date the stock is trading at a price below the price set in the warrant, the warrant will expire worthless. Conversely, if at the expiration date the stock is trading at a price higher than the price set in the warrant or right, a Fund can acquire the stock at a price below its market value. The prices of warrants and rights do not necessarily parallel the prices of the underlying securities. An investment in warrants or rights may be considered speculative.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into Investment Advisory Agreements (the “Agreements”) with WCM Investment Management (the “Advisor”). Under the terms of the Agreements, Funds pay a monthly investment advisory fee to the Advisor. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Funds to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, professional fees related to services for the collection of foreign tax reclaims, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund.

These agreements are in effect until April 30, 2027 for the International Growth Fund, Emerging Markets Fund, and International Small Cap Growth Fund, and April 30, 2036, with respect to the Small Cap Growth Fund, China Quality Growth Fund, International Equity Fund, International Opportunities Fund, Emerging Markets ex China Fund, and Select Global Growth Fund, and they may be terminated before that date only by the Trust's Board of Trustees. The table below contains the expense cap by Fund and by Class:

	Investment	Total Limit on Annual Operating Expenses
	Advisory	Investor	Institutional
	Fees	Class*	Class*
International Growth Fund	0.85%	1.50%	1.25%
Emerging Markets Fund	1.00%	1.50%	1.25%
International Small Cap Growth Fund	1.00%	-	1.25%
Small Cap Growth Fund	0.99%	1.24%	0.99%
China Quality Growth Fund	1.00%	1.50%	1.25%
International Equity Fund	0.85%	1.10%	0.85%
International Opportunities Fund	1.00%	1.25%	1.00%
Emerging Markets ex China Fund	1.00%	1.50%	1.25%
Select Global Growth Fund	0.85%	1.25%	1.00%

*	The total limit on annual operating expenses is calculated based on each Fund’s average daily net assets.

The table below contains the advisory fees waived and absorbed other expenses for the six months ended June 30, 2026:

Emerging Markets Fund	$472,717
International Small Cap Growth Fund	212,047
Small Cap Growth Fund	189,295
China Quality Growth Fund	153,096
International Equity Fund	311,162
International Opportunities Fund	239,931
Emerging Markets ex China Fund	176,895
Select Global Growth Fund	120,317

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Funds for a period ending three full fiscal years after the date of the waiver or payment with respect to the Emerging Markets Fund and International Small Cap Growth Fund. The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three years after the date of the waiver or payment with respect to the Small Cap Growth Fund, China Quality Growth Fund, International Equity Fund, International Opportunities Fund, Emerging Markets ex China Fund, and Select Global Growth Fund. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.

The potential recoverable amount is noted as “Commitments and contingencies” as reported on the Statements of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than December 31 of the years stated below. The total is the amount of these potentially recoverable expenses as of June 30, 2026.

	Emerging Markets Fund	International Small Cap Growth Fund	Small Cap Growth Fund
2026	$256,439	$238,836	$173,736
2027	522,258	178,706	336,034
2028	1,123,997	432,643	343,029
2029	472,717	212,047	189,295
Total	$2,375,411	$1,062,232	$1,042,094

	China Quality Growth Fund	International Equity Fund	International Opportunities Fund
2026	$154,276	$152,631	$151,780
2027	292,249	256,867	244,422
2028	315,500	403,855	405,107
2029	153,096	311,162	239,931
Total	$915,121	$1,124,515	$1,041,240

	Emerging Markets ex China Fund	Select Global Growth Fund
2026	$216,629	$-
2027	280,318	-
2028	361,440	-
2029	176,895	120,317
Total	$1,035,282	$120,317

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended June 30, 2026, are reported on the Statements of Operations.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

First Trust Portfolios L.P. serves as the Funds' distributor (the “Distributor”). The distributor is under no duty to verify any valuations of the Funds’ investments. The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended June 30, 2026, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts are adjusted for market value changes in the invested Fund and remains a liability to the Fund until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and are disclosed in the Statements of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation (depreciation) and income are included in the Trustees' fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended June 30, 2026, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At June 30, 2026, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	International Growth Fund	Emerging Markets Fund	International Small Cap Growth Fund
Cost of investments	$13,857,226,476	$746,223,994	$209,773,079

Gross unrealized appreciation	$9,042,780,137	$424,435,443	$54,984,412
Gross unrealized depreciation	(520,726,526)	(69,462,972)	(17,705,202)
Net unrealized appreciation (depreciation) on investments	$8,522,053,611	$354,972,471	$37,279,210

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

	Small Cap Growth Fund	China Quality Growth Fund	International Equity Fund
Cost of investments	$44,347,011	$1,405,145	$234,594,618

Gross unrealized appreciation	$14,548,399	$499,724	$43,516,731
Gross unrealized depreciation	(2,208,883)	(79,279)	(13,807,253)
Net unrealized appreciation (depreciation) on investments	$12,339,516	$420,445	$29,709,478

	International Opportunities Fund	Emerging Markets ex China Fund	Select Global Growth Fund
Cost of investments	$116,095,993	$25,372,547	$4,937,220

Gross unrealized appreciation	$22,558,915	$15,057,263	$586,911
Gross unrealized depreciation	(5,887,282)	(1,363,642)	(175,945)
Net unrealized appreciation (depreciation) on investments	$16,671,633	$13,693,621	$410,966

The differences between cost amounts for financial statement and federal income tax purposes are due primarily to wash sales and PFIC’s.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

As of December 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	International Growth Fund	Emerging Markets Fund	International Small Cap Growth Fund
Undistributed ordinary income	$-	$4,893,727	$-
Undistributed long-term capital gains	168,376,924	-	-
Tax accumulated earnings	168,376,924	4,893,727	-
Accumulated capital and other losses	-	(471,424,075)	(96,999,457)
Unrealized appreciation (depreciation) on foreign currency	2,584,112	(2,604,559)	27,277
Unrealized appreciation (depreciation) on investments	6,356,591,658	216,850,310	34,955,837
Deferred compensation	(469,623)	(51,001)	(28,981)
Unrealized Non-U.S. Taxes	-	-	(285,170)
Total accumulated earnings/(deficit)	$6,527,083,071	$(252,335,598)	$(62,330,494)

	Small Cap Growth Fund	China Quality Growth Fund	International Equity Fund
Undistributed ordinary income	$-	$-	$-
Undistributed long-term capital gains	-	-	-
Tax accumulated earnings	-	-	-
Accumulated capital and other losses	(353,022)	(5,837,012)	(492,486)
Unrealized appreciation (depreciation) on foreign currency	-		3,166
Unrealized appreciation (depreciation) on investments	5,994,698	219,377	12,662,799
Deferred compensation	(16,624)	(14,774)	(14,719)
Unrealized Non-U.S. Taxes	-	-	-
Total accumulated earnings/(deficit)	$5,625,052	$(5,632,409)	$12,158,760

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

	International Opportunities Fund	Emerging Markets ex China Fund
Undistributed ordinary income	$-	$259,522
Undistributed long-term capital gains	2,989	704,197
Tax accumulated earnings	2,989	963,719
Accumulated capital and other losses	(212,029)	-
Unrealized appreciation (depreciation) on foreign currency	3,216	(10)
Unrealized appreciation (depreciation) on investments	8,711,370	6,128,070
Deferred compensation	(14,449)	(11,052)
Unrealized Non-U.S. Taxes	-	(119,788)
Total accumulated earnings/(deficit)	$8,491,097	$6,960,939

The tax character of the distributions paid during the periods ended December 31, 2025 and December 31, 2024 for the Funds were as follows:

	International Growth Fund		Emerging Markets Fund
Distributions paid from:	2025	2024	2025	2024
Ordinary Income	$132,816,111	$142,462,572	$-	$-
Net long-term capital gains	975,632,162	1,895,689,797	-	-
Total distributions paid	$1,108,448,273	$2,038,152,369	$-	$-

	International Small Cap Growth Fund		Small Cap Growth Fund
Distributions paid from:	2025	2024	2025	2024
Ordinary Income	$2,517,170	$3,810,934	$-	$-
Net long-term capital gains	-	-	421,402	-
Total distributions paid	$2,517,170	$3,810,934	$421,402	$-

	China Quality Growth Fund		International Equity Fund
Distributions paid from:	2025	2024	2025	2024
Ordinary Income	$110,515	$39,914	$2,162,832	$136,774
Net long-term capital gains	-	-	-	-
Total distributions paid	$110,515	$39,914	$2,162,832	$136,774

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

	International Opportunities Fund		Emerging Markets Ex China Fund
Distributions paid from:	2025	2024	2025	2024
Ordinary Income	$216,532	$717,376	$649,514	$318,515
Net long-term capital gains	-	-	1,190,625	72,851
Total distributions paid	$216,532	$717,376	$1,840,139	$391,366

At December 31, 2025, the below Funds had an accumulated capital loss carry forward as follows:

	Short-term Capital Loss	Long-term Capital Loss
	Carryforward	Carryforward
Emerging Markets Fund	$84,651,543	$386,772,532
International Small Cap Growth Fund	47,019,934	49,979,523
Small Cap Growth Fund	353,022	-
China Quality Growth Fund	1,621,577	4,215,435

The International Growth Fund, International Equity Fund, International Opportunities Fund, and Emerging Markets ex China Fund did not have accumulated capital loss carryforwards. To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

For the tax year December 31, 2025, the below Funds utilized a capital loss carryforward as follows:

Capital Loss
Carryforward Utilized
Emerging Markets Fund	$139,681,095
International Small Cap Growth Fund	39,177,350
China Quality Growth Fund	172,541
International Equity Fund	2,251,784
International Opportunities Fund	4,551,472

The International Growth Fund, Small Cap Growth Fund, and Emerging Markets ex China Fund did not utilize capital loss carryforward for the tax year ended December 31, 2025.

As of December 31, 2025, Focused International Equity Fund had qualified post October losses of $178,050 and $216,779, respectively, which are deferred until fiscal year 2026 for tax purposes.

As of December 31, 2025, the Focused International Equity Fund and the Focused International Opportunities Fund had qualified late-year ordinary losses of $314,436 and $212,029, respectively, which are deferred until fiscal year 2026 for tax purposes. Net late-year ordinary losses incurred after December 31 and within the taxable year and net late-year specified losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

The remaining Funds did not have qualified Late-Year Losses or Post October losses.

Note 5 – Investment Transactions

For the six months ended June 30, 2026, purchases and sales of investments, excluding short-term investments, futures contracts, options contracts, and securities sold short, were as follows:

	Purchases	Sales
International Growth Fund	$5,333,100,553	$5,607,794,582
Emerging Markets Fund	402,089,866	434,006,761
International Small Cap Growth Fund	253,363,477	350,713,015
Small Cap Growth Fund	24,228,143	20,729,284
China Quality Growth Fund	1,422,204	1,773,892
International Equity Fund	156,328,354	30,173,129
International Opportunities Fund	111,518,752	43,437,156
Emerging Markets ex China Fund	15,391,255	15,548,748
Select Global Growth Fund	5,106,758	423,303

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of each Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of each Fund’s average daily net assets attributable to Investor and Institutional Class shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended June 30, 2026, the Funds’ shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 7 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Investor Class shares, payable to the Distributor. The Institutional Class shares do not pay any distribution fees.

For the six months ended June 30, 2026, distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2026, in valuing the Funds’ assets carried at fair value:

International Growth Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stock
Bermuda	$454,797,924	$-	$-	$454,797,924
Brazil	347,667,013	-	-	347,667,013
Canada	1,495,267,966	-	-	1,495,267,966
China	-	443,746,100	-	443,746,100
France	-	1,081,020,485	-	1,081,020,485
Germany	-	2,049,812,867	-	2,049,812,867
India	365,247,912	-	-	365,247,912
Ireland	1,905,298,551	-	-	1,905,298,551
Israel	449,034,001	-	-	449,034,001
Japan	-	819,206,638	-	819,206,638
Netherlands	1,048,812,874	528,506,294	-	1,577,319,168
Singapore	802,423,593	-	-	802,423,593
South Korea	-	1,499,874,741	-	1,499,874,741
Sweden	497,976,989	-	-	497,976,989
Switzerland	766,919,099	1,104,172,781	-	1,871,091,880
Taiwan	-	1,732,430,545	-	1,732,430,545
United Kingdom	383,802,835	3,977,307,665	-	4,361,110,500
United States	400,551,334	-	-	400,551,334
Bank Deposit Investments	225,401,880	-	-	225,401,880
Total Investments	$9,143,201,971	$13,236,078,116	$-	$22,379,280,087

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

Emerging Markets Fund	Level 1	Level 2	Level 3^	Total
Investments
Common Stock
Brazil	$94,665,473	$-	$-	$94,665,473
China	15,501,671	133,630,034	-	149,131,705
Greece	-	31,629,513	-	31,629,513
India	-	86,612,929	-	86,612,929
Indonesia	-	18,454,876	-	18,454,876
Kazakhstan	9,013,419	-	-	9,013,419
Mexico	35,249,011	-	-	35,249,011
Peru	30,160,504	-	-	30,160,504
Poland	11,975,522	-	-	11,975,522
Russia	-	-	0	0
Saudi Arabia	-	8,027,921	-	8,027,921
Singapore	25,797,340	15,627,474	-	41,424,814
South Africa	-	15,571,618	-	15,571,618
South Korea	8,479,634	230,980,780	-	239,460,414
Taiwan	-	306,529,843	-	306,529,843
Bank Deposit Investments	23,288,903	-	-	23,288,903
Total Investments	$254,131,477	$847,064,988	$0	$1,101,196,465

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

International Small Cap Growth Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stock
Australia	$-	$9,135,911	$-	$9,135,911
Austria	-	10,281,361	-	10,281,361
Brazil	9,990,972	-	-	9,990,972
Canada	23,614,872	-	-	23,614,872
China	-	4,913,522	-	4,913,522
Denmark	-	2,442,545	-	2,442,545
Finland	-	3,466,203	-	3,466,203
France	-	5,430,113	-	5,430,113
Germany	-	24,841,891	-	24,841,891
Greece	-	4,736,482	-	4,736,482
India	-	9,447,494	-	9,447,494
Ireland	-	1,792,224	-	1,792,224
Israel	-	2,060,506	-	2,060,506
Italy	2,422,096	10,154,536	-	12,576,632
Japan	1,828,551	37,878,381	-	39,706,932
Mexico	2,667,223	-	-	2,667,223
Norway	-	2,641,590	-	2,641,590
Poland	-	6,384,404	-	6,384,404
Singapore	-	12,106,199	-	12,106,199
South Korea	2,204,382	10,789,695	-	12,994,077
Spain	-	5,832,666	-	5,832,666
Sweden	-	9,529,322	-	9,529,322
Switzerland	2,460,439	8,691,168	-	11,151,607
Taiwan	-	6,899,909	-	6,899,909
United Kingdom	-	12,407,632	-	12,407,632
Total Investments	$45,188,535	$201,863,754	$-	$247,052,289

Small Cap Growth Fund	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$54,359,271	$-	$-	$54,359,271
Short-Term Investments	2,327,256	-	-	2,327,256
Total Investments	$56,686,527	$-	$-	$56,686,527

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

China Quality Growth Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stock
China	$40,256	$1,287,734	$-	$1,327,990
Hong Kong	-	150,163	-	150,163
Taiwan	-	137,761	-	137,761
United States	74,104	-	-	74,104
Bank Deposit Investments	135,572	-	-	135,572
Total Investments	$249,932	$1,575,658	$-	$1,825,590

International Equity Fund	Level 1	Level 2	Level 3^	Total
Investments
Common Stock
Brazil	$6,849,011	$-	$-	$6,849,011
Canada	22,036,722	-	-	22,036,722
China	9,189,524	3,958,298	-	13,147,822
Denmark	4,506,360	-	-	4,506,360
France	-	6,638,237	-	6,638,237
Germany	-	17,518,044	-	17,518,044
Israel	7,453,600	-	-	7,453,600
Italy	-	10,896,007	-	10,896,007
Japan	6,619,800	27,960,810	-	34,580,610
Kazakhstan	2,036,040	-	-	2,036,040
Netherlands	11,184,885	2,911,384	-	14,096,269
Russia	-	-	0	0
South Korea	5,095,808	-	-	5,095,808
Sweden	-	4,026,257	-	4,026,257
Switzerland	8,193,810	3,532,619	-	11,725,649
Taiwan	20,057,940	-	-	20,057,940
United Kingdom	6,309,810	46,266,219	-	52,576,029
United States	8,234,172	-	-	8,234,172
Short-Term Investments	22,829,519	-	-	22,829,519
Total Investments	$140,596,221	$123,707,875	$0	$264,304,096

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

International Opportunities Fund	Level 1	Level 2	Level 3^	Total
Investments
Common Stock
Australia	$-	$1,546,871	$-	$1,546,871
Austria	-	2,179,053	-	2,179,053
Belgium	-	2,749,416	-	2,749,416
Bermuda	2,032,796	-	-	2,032,796
Brazil	6,459,264	-	-	6,459,264
Canada	7,486,086	-	-	7,486,086
China	-	1,464,865	-	1,464,865
Czech Republic	1,173,319	-	-	1,173,319
Denmark	-	3,139,776	-	3,139,776
Finland	1,123,556	-	-	1,123,556
France	-	5,416,422	-	5,416,422
Germany	-	11,101,318	-	11,101,318
Greece	-	2,623,928	-	2,623,928
Ireland	-	2,376,385	-	2,376,385
Israel	1,680,085	-	-	1,680,085
Italy	-	4,383,501	-	4,383,501
Japan	1,722,452	17,497,006	-	19,219,458
Netherlands	2,673,878	4,216,133	-	6,890,011
Peru	1,790,899	-	-	1,790,899
Poland	-	3,150,473	-	3,150,473
Singapore	3,946,109	-	-	3,946,109
South Korea	4,595,838	8,012,147	-	12,607,985
Switzerland	6,326,485	1,572,983	-	7,899,468
Taiwan	-	5,708,933	-	5,708,933
United Kingdom	-	10,302,902	-	10,302,902
United States	1,947,538	-	-	1,947,538
Warrants
Canada	-	-	0	0
Short-Term Investments	2,367,209	-	-	2,367,209
Total Investments	$45,325,514	$87,442,112	$0	$132,767,626

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

WCM Focused Emerging Markets ex China Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stock
Brazil	$3,568,197	$-	$-	$3,568,197
Greece	-	1,020,658	-	1,020,658
India	-	4,990,804	-	4,990,804
Indonesia	-	799,231	-	799,231
Kazakhstan	294,403	-	-	294,403
Mexico	1,447,225	-	-	1,447,225
Peru	892,528	-	-	892,528
Poland	878,671	-	-	878,671
Saudi Arabia	-	326,451	-	326,451
Singapore	834,296	1,299,813	-	2,134,109
South Africa	-	551,598	-	551,598
South Korea	364,058	10,576,750	-	10,940,808
Taiwan	-	10,820,581	-	10,820,581
United Kingdom	-	220,773	-	220,773
Short-Term Investments	180,131	-	-	180,131
Total Investments	$8,459,509	$30,606,659	$-	$39,066,168

Select Global Growth Fund	Level 1	Level 2	Level 3^	Total
Investments
Common Stock
Belgium	$-	$130,226	$-	$130,226
Brazil	46,760	-	-	46,760
Canada	113,088	-	-	113,088
China	12,222	212,728	-	224,950
France	-	150,467	-	150,467
Germany	-	490,319	-	490,319
Israel	157,881	-	-	157,881
Singapore	194,535	-	-	194,535
South Korea	-	540,118	-	540,118
Sweden	-	91,235	-	91,235
Taiwan	38,205	236,671	-	274,876
United Kingdom	131,937	537,232	-	669,169
United States	2,001,824	-	-	2,001,824
Short-Term Investments	262,738	-	-	262,738
Total Investments	$2,959,190	$2,388,996	$-	$5,348,186

^	The Funds held a security valued at zero at period end.
*	The Funds did not hold any Level 2 securities at period end.
**	The Funds did not hold any Level 3 securities at period end.
[1]	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by sector, please refer to the Schedule of Investments.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

The Emerging Markets Fund and International Equity Fund held Common Stock, and the International Opportunities Fund held warrants, with $0 market value at the beginning and ending of period with no activity during the period.

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2026:

Fund	Asset Class	Fair Value at June 30, 2026	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input (1)
Emerging Markets Fund	Common Stocks	$-	Market Approach	Probability of Recovery	0%	N/A	Decrease
International Equity Fund	Common Stocks	$-	Market Approach	Probability of Recovery	0%	N/A	Decrease
International Opportunities Fund	Warrants	$-	Market Approach	Probability of Recovery	0%	N/A	Decrease

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 10 - Investments by Other Registered Investment Companies

For purposes of the 1940 Act, the International Growth Fund, Emerging Markets Fund and International Small Cap Fund are treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including shares of the Fund. Rule 12d1-4 of the 1940 Act permits other investment companies to invest in the Fund beyond the limits in Section 12(d)(1), subject to certain terms and conditions, including that such investment companies enter into an agreement with the Fund.

Note 11 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

WCM Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2026 (Unaudited)

Note 12 - New Accounting Pronouncements and Regulatory Updates

In the reporting period, the Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The standard is an annual disclosure requirement and Fund Management is evaluating the impacts of these changes to the Funds’ financial statements.

Note 13 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ Financial Statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Consideration of Investment Advisory Agreement (Unaudited)

At an in-person meeting held on December 3-4, 2025, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust and WCM Investment Management, LLC (the “Advisor”), with respect to the WCM Select Global Growth Fund series of the Trust (the “Fund”) for an initial two-year term. In approving the Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of the Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Advisor’s organization and financial condition; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the Fund; information about the Advisor’s compliance policies and procedures, cybersecurity, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Advisor’s overall relationship with the Fund; information regarding the performance of the investment portfolio upon which the Fund would be based, which is managed using the same strategy the Advisor would use to manage the Fund (the “Investment Portfolio”), for the one-, three-, five-, and ten-year and since inception (March 31, 2011) periods ended September 30, 2025; and a report prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) comparing the proposed advisory fee and estimated total expenses of the Fund with those of a group of comparable funds selected by Broadridge (the “Peer Group”) from Morningstar, Inc.’s Global Large-Stock Growth category (the “Fund Universe”). The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. No representatives of the Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

WCM Select Global Growth Fund

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued

Nature, Extent, and Quality of Services

With respect to the relevant performance information, the meeting materials indicated that the annualized total returns of the Investment Portfolio outperformed the MSCI ACWI Index returns for the one-, three-, five-, and ten-year and since inception periods. The Board noted its familiarity with the Advisor as the investment advisor for other series of the Trust, and considered the services to be provided by the Advisor to the Fund. In doing so, the Board considered the Advisor’s specific responsibilities in the day-to-day management and oversight of the Fund, as well as the qualifications, experience, and responsibilities of the personnel who would be involved in the day-to-day activities of the Fund. The Board also considered the overall quality of the organization and operations, its commitment to the maintenance and growth of the Fund’s assets, and the Advisor’s compliance structure and compliance procedures.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Advisor would have the capabilities, resources, and personnel necessary to manage the Fund, and that the Advisor would provide the Fund with a reasonable potential for good investment results.

Advisory Fee and Expense Ratio

The Board reviewed information regarding the Fund’s proposed advisory fee and estimated total expenses. The meeting materials indicated that the Fund’s proposed annual investment advisory fee (gross of fee waivers) was equal to the Peer Group median, but higher than the Fund Universe median by 0.10%. The meeting materials also indicated that the estimated annual total expenses (net of fee waivers) of the Fund were higher than the Peer Group and Fund Universe medians by 0.02% and 0.10%, respectively. The Trustees observed that while the Advisor manages pension funds and institutional separate accounts with similar objectives, policies, and strategies as the Fund, the management of the Fund would require increased reporting under the 1940 Act, as well as increased demand on the Advisor’s investment personnel and trading infrastructure as a result of daily cash in-flows and out-flows.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Advisor under the Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Advisor to the Fund.

Profitability, Benefits to the Advisor, and Economies of Scale

The Board next reviewed the estimated profitability to the Advisor of its relationship with the Fund in the Fund’s first year of operations, taking into account estimated assets of $200 million. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the anticipated profit of the Advisor from its relationship with the Fund was reasonable.

WCM Select Global Growth Fund

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued

The Board noted that the potential benefits received by the Advisor as a result of its relationship with the Fund, other than the receipt of its advisory fee, would include the usual types of “fall out” benefits received by advisors to the Trust, including the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Advisor’s compliance program, the intangible benefits of the Advisor’s association with the Fund generally, and any favorable publicity arising in connection with the Fund’s performance. The Board also noted that although the Advisory Agreement does not provide for any advisory fee breakpoints, the Fund’s asset level would likely be too low to achieve significant economies of scale during the initial startup period, and that any such economies would be considered in the future as the assets of the Fund grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved the Advisory Agreement.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(a) (4) Not Applicable.

(a) (5) Not Applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	9/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	9/4/2026

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	9/4/2026